                                                             THE ADVISOR'S EDGE
                                                               VARIABLE ANNUITY

                                                                 Issued Through

                                              AUSA Life Insurance Company, Inc.
                                                             Separate Account C

                                                                             By

                                              AUSA Life Insurance Company, Inc.

                                                         Prospectus May 1, 1999
                                                          Revised July 27, 1999


The Advisor's Edge Variable Annuity (the "Contract") provides a means of investing on a tax-deferred basis in 28 investment company portfolios (the "Portfolios"). The Contract is a group variable annuity contract and is intended for retirement savings or other long-term investment purposes. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Contract provides a Right to Cancel period of at least 10 days during which the Contract may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios. These prospectuses give you important information about the Contract and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Contract is available only in the state of New York.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

THE PORTFOLIOS

DFA Investment Dimensions Group, Inc.
Advised by Dimensional Fund Advisors Inc.
    DFA Small Value
    DFA Large Value
    DFA International Value
    DFA International Small
    DFA Short-Term Fixed
    DFA Global Bond

Endeavor Series Trust
Advised by Endeavor Management Co.
    Dreyfus Small Cap Value
    Endeavor Enhanced Index
    T. Rowe Price International

The Federated Insurance Series
Advised by Federated Advisers
    Federated American Leaders
    Federated High Income Bond
    Federated Prime Money
    Federated U.S. Government Securities
    Federated Utility

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
    Montgomery Growth
    Montgomery Emerging Markets

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated
    Stein Roe Special Venture

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
    Strong International Stock
    Strong Schafer Value

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.
    Wanger U.S. Small Cap Advisor
    Wanger International Small Cap Advisor

Warburg Pincus Trust
Advised by Warburg Pincus Asset Management, Inc.
    Warburg Pincus International Equity
    Warburg Pincus Small Company Growth

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.
    WRL Alger Aggressive Growth
    WRL J.P. Morgan Real Estate Securities
    WRL Janus Global
    WRL Janus Growth
    WRL LKCM Strategic Total Return

 Contents

 1   Cross Reference to Definitions
 2   Summary
 6   Fee Table
 8   Example
 9   The Annuity Contract
 10  Annuity Payments
 12  Purchase
 15  Investment Options
 21  Expenses

 22  Taxes
 26  Access to Your Money
 28  Performance
 30  Death Benefit
 33  Other Information
 38  Table of Contents of Statement of Additional Information
 A-1 Appendix (Condensed Financial Information)

CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Contract where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulation Phase.......................................................      9

Annuitant................................................................ 30, 31

Annuity Date.............................................................     10

Annuity Payment Options..................................................     10

Beneficiary.............................................................. 30, 31

Business Day.............................................................     12

Contract.................................................................     34

Contract Anniversary.....................................................     13

Contract Date............................................................     13

Contract Owner...........................................................     34

Contract Year............................................................     13

Income Phase.............................................................      9

Initial Purchase Payment.................................................     12

Joint Annuitant..........................................................     31

Net Purchase Payment.....................................................     13

Qualified Contract.......................................................     13

Portfolios...............................................................     15

Purchase Payment.........................................................     13

Right to Cancel Period...................................................     34

Tax Deferral.............................................................     23

                                    SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY CONTRACT

The Advisor's Edge Variable Annuity

Advisor's Edge is a flexible-premium multi-funded variable annuity offered by AUSA Life Insurance Company, Inc. ("AUSA Life"). The Contract provides a means of investing on a tax-deferred basis in twenty-eight investment company portfolios.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Contract provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Contract among the twenty-eight Portfolios available under the Contract. You can contribute additional amounts to the Contract and you can take withdrawals from the Contract during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Contract. See ANNUITY PAYMENTS, page 10, for more information about Annuity Payment Options.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Contract allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios you have chosen) or a fixed basis (where the payment is guaranteed).

3. PURCHASE

You can buy the Contract with a minimum investment of $5,000 for Non-Qualified Contracts and $2,000 (or $50 monthly by payroll deduction) for Qualified Contracts. You can add $500 or more to Non-Qualified Contracts and $50 to Qualified Contracts at any time during the Accumulation Phase. Your Contract may not exceed $1,000,000 in total Purchase Payments without our prior approval.

4. INVESTMENT OPTIONS

You can allocate your Purchase Payments to one or more of the following Portfolios described in the nine Funds' prospectuses:

DFA Investment Dimensions Group, Inc.
Advised by Dimensional Fund Advisors Inc.
   VA Small Value Portfolio ("DFA Small Value Portfolio")
   VA Large Value Portfolio ("DFA Large Value Portfolio")
   VA International Value Portfolio ("DFA International Value Portfolio") VA International Small Portfolio ("DFA International Small Portfolio") VA Short-Term Fixed Portfolio ("DFA Short-Term Fixed Portfolio")
   VA Global Bond Portfolio ("DFA Global Bond Portfolio")

Endeavor Series Trust
Advised by Endeavor Management Co.
   Dreyfus Small Cap Value Portfolio
   Endeavor Enhanced Index Portfolio
   T. Rowe Price International Stock Portfolio

The Federated Insurance Series
Advised by Federated Advisers
   Federated American Leaders Fund II ("Federated American Leaders
   Portfolio")
   Federated Fund for U.S. Government Securities II ("Federated U.S. Government Securities Portfolio")
   Federated High Income Bond Fund II ("Federated High Income Bond
   Portfolio")
   Federated Prime Money Fund II ("Federated Prime Money Portfolio") Federated Utility Fund II ("Federated Utility Portfolio")

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
   Montgomery Variable Series: Growth Fund ("Montgomery Growth Portfolio") Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging Markets Portfolio")

SteinRoe Variable Investment Trust
Advised by Stein Roe & Fanham Incorporated
   Stein Roe Special Venture Fund, Variable Series ("Stein Roe Special Venture Portfolio")

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
   Strong International Stock Fund II ("Strong International Stock
   Portfolio")
   Strong Schafer Value Fund II ("Strong Schafer Value Portfolio")

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.
   Wanger U.S. Small Cap Advisor Portfolio
   Wanger International Small Cap Advisor Portfolio

Warburg Pincus Trust
Advised by Warburg Pincus Asset Management, Inc.
   Warburg Pincus International Equity Portfolio
   Warburg Pincus Small Company Growth Portfolio

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.
   Aggressive Growth Portfolio ("WRL Alger Aggressive Growth Portfolio") Real Estate Securities Portfolio ("WRL J.P. Morgan Real Estate Securities Portfolio")
   Global Portfolio ("WRL Janus Global Portfolio")
   Growth Portfolio ("WRL Janus Growth Portfolio")
   Strategic Total Return Portfolio ("WRL LKCM Strategic Total Return")

You can make or lose money in any of these Portfolios depending on their investment performance.

5. EXPENSES

No sales load is deducted from Purchase Payments.

No surrender charge applies to withdrawals.

AUSA Life will deduct a daily charge corresponding to an annual charge of 0.15% of the net asset value of the Separate Account as an Administrative Expense Charge and an annual charge of 0.50% for the mortality and expense risks it assumes. There is also a $30 annual Contract Fee.

You will also pay certain expenses associated with the operation of the Portfolios.

6. TAXES

In general, you are not taxed on earnings on your investment in the Contract until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Contract. For Annuity Payments, payments come partially from earnings, partially from your investment. You are taxed only on the investment portion of each Annuity Payment. If you receive money from the Contract before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

7. ACCESS TO YOUR MONEY

You can take money out of your Contract at any time during the Accumulation Phase. Each withdrawal you make must be at least $500.

You may have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE

The investment performance of the Portfolios you choose directly affects the value of your Contract. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, AUSA Life may advertise the investment performance of the Portfolios. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission, as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9. DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the

Contract Owner. Special rules may apply to a surviving spouse. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement.

10. OTHER INFORMATION

Right to Cancel Periods

There are two different Right to Cancel Periods. If the Contract is not a replacement of an existing annuity contract or life insurance or endowment policy, the Contract provides for a Right to Cancel Period of 10 days after the Contract Owner receives the Contract plus 5 days for mailing. If the Contract is a replacement of an existing annuity contract or life insurance or endowment policy, a Right to Cancel Period exists for 60 days after the Contract Owner receives the Contract plus 5 days for mailing.

Reinstatements

If you ask AUSA Life to reinstate a Contract exchanged under Internal Revenue Code Section 1035 or a Contract whose funds were transferred via a trustee-to-trustee under the Internal Revenue Code, AUSA Life will require the Contract Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer.

AUSA Life Insurance Company, Inc.

AUSA Life Insurance Company, Inc. is a life insurance company incorporated under New York law. It is principally engaged in offering life insurance and annuity contracts. First Providian Life and Health Insurance Company ("First Providian") merged into AUSA Life in October 1998.

AUSA Life Insurance Company, Inc. Separate Account C

First Providian established the Separate Account under New York law. As part of First Providian's merger with AUSA Life, the Separate Account was also merged into AUSA Life and survived the merger intact. The Separate Account is a unit investment trust registered with the Securities and Exchange Commission. The Separate Account has twenty-eight Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the Funds.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page 33.

11. INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION

For more information about the Advisor's Edge variable annuity, call or write:

AUSA Life Insurance Company, Inc.
Variable Annuity Department
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499

800-866-6007

If you have questions about your Contract, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 5 p.m. Eastern time. Please have ready the Contract number and the Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual statement.

FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Contract Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Contract costs and expenses, see EXPENSES, page 21.

Contractowner Transaction Expenses
Sales Load Imposed on Purchases.........................................  None
Contingent Deferred Sales Load (surrender charge).......................  None
Exchange Fees...........................................................  None

Annual Contract Maintenance Fee.........................................   $30

Separate Account Annual Expenses (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Charge....................................... 0.50%
Administrative Charge................................................... 0.15%
                                                                         -----
Total Annual Separate Account Expenses.................................. 0.65%

                           Portfolio Annual Expenses

Except as indicated, the figures below are based on expenses for fiscal year 1998 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement limitation, if applicable).

                                 Management
                                     and
                                  Advisory   Other   Rule 12b-1 Total Portfolio
                                  Expenses  Expenses    Fees    Annual Expenses
                                 ---------- -------- ---------- ---------------
DFA Small Value Portfolio......     0.50%     0.20%      --          0.70%
DFA Large Value Portfolio......     0.25%     0.21%      --          0.46%
DFA International Value
 Portfolio.....................     0.40%     0.28%      --          0.68%
DFA International Small
 Portfolio.....................     0.50%     0.40%      --          0.90%
DFA Short-Term Fixed
 Portfolio.....................     0.25%     0.16%      --          0.41%
DFA Global Bond Portfolio......     0.25%     0.32%      --          0.57%
Dreyfus Small Cap Value
 Portfolio/1................/..     0.80%     0.06%     0.08%        0.94%
Endeavor Enhanced Index
 Portfolio/2................/..     0.75%     0.35%      --          1.10%
Federated American Leaders
 Portfolio/3................/..     0.74%     0.14%      --          0.88%
Federated Utility
 Portfolio/3................/..     0.68%     0.25%      --          0.93%
Federated Prime Money
 Portfolio/3................/..     0.49%     0.31%      --          0.80%
Federated U.S. Government
 Securities Portfolio/3...../..     0.52%     0.33%      --          0.85%
Federated High Income Bond
 Portfolio.....................     0.60%     0.18%      --          0.78%
Montgomery Growth
 Portfolio/4................/..     1.00%     0.25%      --          1.25%
Montgomery Emerging Markets
 Portfolio.....................     1.25%     0.50%      --          1.75%
Stein Roe Special Venture
 Portfolio.....................     0.65%     0.10%      --          0.75%
Strong International Stock
 Portfolio.....................     1.00%     0.62%      --          1.62%
Strong Schafer Value
 Portfolio/5................/..     1.00%     0.20%      --          1.20%
T. Rowe Price International
 Stock Portfolio/6........../..     0.90%     0.08%      --          0.98%
Wanger U.S. Small Cap Advisor
 Portfolio.....................     0.96%     0.06%      --          1.02%
Wanger International Small Cap
 Advisor Portfolio.............     1.27%     0.28%      --          1.55%
Warburg Pincus International
 Equity Portfolio..............     1.00%     0.33%      --          1.33%
Warburg Pincus Small Company
 Growth Portfolio..............     0.90%     0.24%      --          1.14%
WRL Alger Aggressive Growth
 Portfolio/7................/..     0.80%     0.11%      --          0.91%
WRL Janus Growth
 Portfolio/7................/..     0.78%     0.05%      --          0.83%
WRL Janus Global
 Portfolio/7................/..     0.80%     0.15%      --          0.95%
WRL LKCM Strategic Total Return
 Portfolio/7................/..     0.80%     0.06%      --          0.86%
WRL J.P. Morgan Real Estate
 Securities/7.............../..     0.80%     0.20%      --          1.00%

/1 /Endeavor Management Co. has agreed, until terminated by Endeavor
   Management Co., to assume expenses of the Dreyfus Small Cap Portfolio that exceed 1.30%. The Board of Trustees of Endeavor Series Trust has authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commission" to promote marketing of the Trust's shares. The staff of the Securities and Exchange Commission believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses and that such amounts must be shown as 12b-1 fees in the above table. The use of recaptured commission to promote the sale of the Trust's shares involves no additional costs to the Trust or any Contract Owner. Endeavor Series Trust, on the basis of advice of counsel, does not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this prospectus.

/2 /Endeavor Management Co. has agreed, until terminated by Endeavor
   Management Co., to assume expenses of the Endeavor Enhanced Index Portfolio that exceed 1.30%.

/3 /The expense figures shown reflect actual expenses for fiscal year 1998 including voluntary waivers of a portion of the management fees and/or assumption of expenses. The maximum Management and Advisory Expenses and Total Portfolio Annual Expenses absent the voluntary waivers would have been as follows: 0.75% and 0.89%, respectively, for the Federated American Leaders Portfolio; 0.75% and 1.00%, respectively, for the Federated Utility Portfolio; 0.50% and 0.81%, respectively, for the Federated Prime Money Portfolio; 0.60% and 0.93%, respectively, for the Federated U.S. Government Securities Portfolio.

/4 /The figures above are based on actual expenses for fiscal year 1998 (as a percentage of each Portfolio's average net assets after deferment of fees and/or expense reimbursement). The expense figures shown reflect voluntary deferment of a portion of the management fees and/or assumption of expenses. Absent the voluntary deferment, the maximum Management and Advisory Expenses, Other Expenses, and Total Portfolio Annual Expenses would have been as follows: 1.00%, 0.40%, and 1.40%, respectively, for the Montgomery Growth Portfolio.

/5 /The expense figures shown reflect actual expenses for fiscal year 1998 (as a percentage of the Portfolio's average net assets after fee waiver and/or expense reimbursement). The expense figures shown reflect voluntary waivers of a portion of the management fees and/or assumption of expenses. In the absence of these voluntary waivers, the Management and Advisory Expenses, Other Expenses, and Total Portfolio Annual Expenses are estimated to be as follows: 1.00%, 1.00%, and 2.00%, respectively.

/6 /Endeavor Management Co. has agreed, until terminated by Endeavor
   Management Co., to assume expenses of the T. Rowe Price International Stock Portfolio that exceed 1.53%. Total Portfolio Annual Expenses before credits allowed by the custodian for the year ended December 31, 1998, amounted to 1.10%.

/7 /WRL Investment Management, Inc. has voluntarily undertaken, until at least
   April 30, 2000, to pay expenses on behalf of the Portfolios to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions and extraordinary charges) exceed, as a percentage of each Portfolio's average daily net assets, 1.00%. The WRL Janus Growth Portfolio's management and advisory expenses reflect 0.80% of the average daily net assets for the period prior to May 1, 1998, and 0.775% of the first $3 billion for the period May 1, 1998 to December 31, 1998. In 1998, WRL Investment Management, Inc. reimbursed WRL J.P. Morgan Real Estate Securities Portfolio in the amount of $28,275. Without such reimbursement, the total annual expenses during 1998 for this portfolio would have been 3.34%.

EXAMPLE

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

                                                           3              10
                                                  1 Year Years  5 Years  Years
                                                  ------ ------ ------- -------
DFA Small Value Portfolio.......................  $13.99 $43.50 $ 75.14 $164.70
DFA Large Value Portfolio.......................  $11.56 $36.02 $ 62.37 $137.52
DFA International Value Portfolio...............  $13.79 $42.88 $ 74.08 $162.46
DFA International Small Portfolio...............  $16.02 $49.69 $ 85.67 $186.83
DFA Short-Term Fixed Portfolio..................  $11.06 $34.46 $ 59.69 $131.77
DFA Global Bond Portfolio.......................  $12.68 $39.46 $ 68.24 $150.06
Dreyfus Small Cap Value Portfolio...............  $16.42 $50.92 $ 87.76 $191.21
Endeavor Enhanced Index Portfolio...............  $18.03 $55.84 $ 96.09 $208.50
Federated American Leaders Portfolio............  $15.81 $49.07 $ 84.62 $184.64
Federated Utility Portfolio.....................  $16.32 $50.61 $ 87.24 $190.11
Federated Prime Money Portfolio.................  $15.01 $46.60 $ 80.42 $175.83
Federated U.S. Government Securities Portfolio..  $15.51 $48.14 $ 83.05 $181.35
Federated High Income Bond Portfolio............  $14.80 $45.98 $ 79.37 $173.61
Montgomery Growth Portfolio.....................  $19.54 $60.43 $103.83 $224.45
Montgomery Emerging Markets Portfolio...........  $24.56 $75.57 $129.22 $275.81
Stein Roe Special Venture Portfolio.............  $14.50 $45.05 $ 77.78 $170.28
Strong International Stock Portfolio............  $23.26 $71.66 $122.68 $262.72
Strong Schafer Value Portfolio..................  $19.04 $58.90 $101.26 $219.17
T. Rowe Price International Stock Portfolio.....  $16.82 $52.15 $ 89.85 $195.56
Wanger U.S. Small Cap Advisor Portfolio.........  $17.23 $53.38 $ 91.93 $199.89
Wanger International Small Cap Advisor
 Portfolio......................................  $22.56 $69.54 $119.14 $255.60
Warburg Pincus International Equity Portfolio...  $20.35 $62.86 $107.94 $232.86
Warburg Pincus Small Company Growth Portfolio...  $18.44 $57.06 $ 98.16 $212.78
WRL Alger Aggressive Growth Portfolio...........  $16.12 $49.99 $ 86.19 $187.93
WRL Janus Global Portfolio......................  $16.52 $51.23 $ 88.28 $192.30
WRL Janus Growth Portfolio......................  $15.31 $47.52 $ 82.00 $179.14
WRL LKCM Strategic Total Return Portfolio.......  $15.61 $48.45 $ 83.57 $182.45
WRL J.P. Morgan Real Estate Securities
 Portfolio......................................  $17.02 $52.77 $ 90.89 $197.73

The Annual Contract Maintenance Fee is reflected in this example as a percentage of the total amount of fees collected during a calendar year divided by the total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the above periods. AUSA Life will deduct the Annual Contract Maintenance Fee on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount. AUSA Life may deduct Premium Taxes, if any, as it incurs them.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

Please note that the Appendix contains a history of accumulation unit values in a table labeled "Condensed Financial Information."

1. THE ANNUITY CONTRACT

The Advisor's Edge variable annuity is a flexible-premium multi-funded variable annuity offered by AUSA Life Insurance Company, Inc. The Contract provides a means of investing on a tax-deferred basis in twenty-eight portfolios (the "Portfolios") offered by a number of investment companies.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans.

About the Contract

The Advisor's Edge variable annuity is a contract between you, the Contract Owner, and AUSA Life, the issuer of the Contract.

The Contract provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Contract and ends immediately before the Annuity Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Contract among the twenty-eight available Portfolios. The Contract is a variable annuity because the value of your investment in the Portfolios can go up or down depending on the investment performance of the Portfolios you choose. The Contract is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.

Other benefits available during the Accumulation Phase include the ability to:

 . Make exchanges among your Portfolio choices at no charge and without current tax consequences. (See Exchanges Among the Portfolios, page 20.)

 . Withdraw all or part of your money with no surrender penalty charged by AUSA Life, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals, page 26.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Contract (its Accumulated Value) and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page 10.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Portfolios you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Contract, your money is deposited into AUSA Life's Separate Account C. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to AUSA Life but are accounted for separately from AUSA Life's other assets and can be used only to satisfy its obligations to Contract Owners.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Contract Owner, you exercise control over when the Income Phase begins by specifying an Annuity Date on the Contract application when you purchase the Contract. The Annuity Date is the date on which annuity payments begin and is always the first day of the month you specify. You may also change the Annuity Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and AUSA Life receives the request at least 30 days before the then-scheduled Annuity Date. Any Annuity Date you request must be at least 30 days from the day AUSA Life receives written notice of it. The latest possible Annuity Date AUSA Life will accept without prior approval is the first day of the month after the Annuitant's 85th birthday.

The Annuity Date for Qualified Contracts may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, AUSA Life will move your investment out of the Portfolios and into the general account of AUSA Life.

 . Life Annuity - Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

 . Joint and Last Survivor Annuity - Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

 . Life Annuity With Period Certain - Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, AUSA Life will make any remaining payments to the Beneficiary.

 .  Installment or Unit Refund Life Annuity - Available as either a fixed
   (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, AUSA Life will make any remaining payments to the Beneficiary.

 .  Designated Period Annuity - Available only on a fixed basis. Monthly
   Annuity Payments are paid for a specified period, which may be from 10 to 30 years.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Contract's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, AUSA Life determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Contract. This amount depends on the Accumulated Value of your Contract on the Annuity Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes. Subsequent variable Annuity Payments depend on the investment experience of the Portfolios chosen. If the actual net investment experience of the Portfolios chosen exactly equals the Assumed Interest Rate of 4%, then the variable Annuity Payments will not change in amount. If the actual net investment experience of the Portfolios chosen is greater than the Assumed Interest Rate of 4%, then the variable Annuity Payments will increase. On the other hand, they will decrease if the actual experience is lower. The Statement of Additional Information contains a more detailed description of the method of calculating variable Annuity Payments.

Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

            A Few Things to Keep in Mind Regarding Annuity Payments

 . If an Annuity Payment Option is not selected, AUSA Life will assume that you chose the Life Annuity With Period Certain option (with 10 years of payments guaranteed) on a variable basis.

 . The minimum payment is $100. If on the Annuity Date your Accumulated Value is below $2,000, AUSA Life reserves the right to pay that amount to you in a lump sum.

 . From time to time, AUSA Life may require proof that the Annuitant, Joint Annuitant, or Contract Owner is living.

 . If someone has assigned ownership of a Contract to you, or if a non-natural person (e.g., a corporation) owns a Contract, you may not start the Income Phase of the Contract without AUSA Life's consent.

 . At the time AUSA Life calculates your fixed Annuity Payments, AUSA Life may offer more favorable rates than those guaranteed in the Annuity Tables found in the Contract.

 . Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

 . If you have selected a variable Annuity Payment Option, you may change the Portfolios funding the variable Annuity Payments by written request.

 . You may select an Annuity Payment Option and allocate a portion of the value of your Contract to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

 . If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep AUSA Life informed of the Payee's most current address of record.

3. PURCHASE

Contract Application and Issuance of Contracts

To invest in the Advisor's Edge variable annuity, you should send a completed Contract application and your Initial Purchase Payment to the address indicated on the Contract application. If you wish to make a personal delivery by hand or courier to AUSA Life of your completed Contract application and Initial Purchase Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AUSA Life will issue a Contract only if the Annuitant and Joint Annuitant are 75 years of age or less.

If the Contract application and any other required documents are received in good order, AUSA Life will issue the Contract and will credit the Initial Purchase Payment within two Business Days after receipt. A Business Day is any day that the New York Stock Exchange is open for trading.

If AUSA Life cannot credit the Initial Purchase Payment because the Contract application or other required documentation is incomplete, AUSA Life will contact the applicant in writing, explain the reason for the delay, and refund the Initial Purchase Payment within five Business Days unless the applicant consents to AUSA Life's retaining the Initial Purchase Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Contracts, AUSA Life also offers the Advisor's Edge as a Qualified Contract. Note that Qualified Contracts contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Contract. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 26.)

                                  DEFINITION

                              Qualified Contract

 When the term "Qualified Contract" is used in this prospectus we mean a Contract that qualifies as an individual retirement annuity under either
 Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Purchase Payments

A Purchase Payment is any amount you use to buy or add to the Contract. A Purchase Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Purchase Payment.

           A Few Things to Keep in Mind Regarding Purchase Payments

 .  The minimum Initial Purchase Payment for a Non-Qualified Contract is
    $5,000.

 . The minimum Initial Purchase Payment for a Qualified Contract is $2,000 (or $50 if by payroll deduction).

 . You may make additional Purchase Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be at least $500 (or $50 if by monthly payroll deduction) for Non-Qualified Contracts. Additional Purchase Payments must be at least $50 for Qualified Contracts.

 . Additional Purchase Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Contract's Accumulated Value as of the close of business that same day.

 . The minimum amount that you can allocate to any one Portfolio is $250 (except where Purchase Payments are made by monthly payroll deduction).

 . The total of all Purchase Payments may not exceed $1,000,000 without our prior approval.

 . Unless you indicate otherwise, your Initial Net Purchase Payment will be invested immediately upon our receiving it. From that point forward, you bear full investment risk for any amounts allocated to the Portfolios during the Right to Cancel Period.


The date on which the Contract is issued is called the Contract Date. A Contract Anniversary is any anniversary of the Contract Date. A Contract Year is a period of twelve months starting with the Contract Date or any Contract Anniversary.

                                  DEFINITION

                                  Premium Tax

 A Premium Tax is a regulatory tax some states assess on the Purchase Payments made into a Contract. If we should have to pay any Premium Tax, we will deduct it from each Purchase Payment or from the Accumulated Value as we incur the tax. Currently, New York does not impose a Premium Tax.

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-
6007.

Allocation of Purchase Payments

You specify on the Contract application what portion of your Purchase Payments you want to be allocated among which Portfolios. You may allocate your Purchase Payments to one or more Portfolios. All allocations you make must be in whole-number percentages and must be at least $250 except where Purchase Payments are made by monthly payroll deduction. Your initial Net Purchase Payment will be immediately allocated among the Portfolios in the percentages you specified on your Contract application without waiting for the Right to Cancel Period to pass.

Should your investment goals change, you may change the allocation percentages for additional Net Purchase Payments by sending written notice to AUSA Life. Requests for Exchanges received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

                        WHAT'S MY CONTRACT WORTH TODAY?

                               Accumulated Value

 The Accumulated Value of your Contract is the value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Contract is opened, the Accumulated Value is equal to your initial Net Purchase Payment. On any Business Day thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day, plus -

 .  any additional Net Purchase Payments credited

 . any increase in the Accumulated Value due to investment results of the Portfolio(s) you selected minus -

 . any decrease in the Accumulated Value due to investment results of the Portfolio(s) you selected

 .  the daily Mortality and Expense Risk Charge

 .  the daily Administrative Expense Charge

 .  the Annual Contract Maintenance Fee, if applicable

 .  any withdrawals

 .  any charges for Exchanges made after the first twelve in a Contract Year

 .  any Premium Taxes that occur during the Valuation Period.

 The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

 You should expect the Accumulated Value of your Contract to change from Valuation Period to Valuation Period, reflecting the investment experience of the Portfolios you have selected as well as the daily deduction of charges.

 An Accumulation Unit is a measure of your ownership interest in the Contract during the Accumulation Phase. When you allocate your Net Purchase Payments to a selected Portfolio, AUSA Life will credit a certain number of Accumulation Units to your Contract. AUSA Life determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Portfolio by the Accumulation Unit Value for that Portfolio as of the end of the Valuation Period in which the payment is received. Each Portfolio has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Portfolio. The net rate of return reflects the performance of the Portfolio for the Valuation Period and is net of asset charges to the Portfolio. Per Portfolio, the Accumulated Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Portfolio.

 All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.


4. INVESTMENT OPTIONS

The Advisor's Edge variable annuity offers you a means of investing in twenty-eight portfolios offered by nine different investment companies (each investment company a "Fund"). A brief description of each Fund and Portfolio is given below. For detailed information regarding the Funds and the Portfolios, you should read the prospectuses for the Funds that accompany the Contract prospectus.

The general public may invest in the Portfolios only through certain insurance contracts. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

DFA Investment Dimensions Group Inc.
Advised by Dimensional Fund Advisors, Inc.

The Fund is an open-end management investment company organized under Maryland law in 1981, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Fund consists of 34 series of shares, six of which are available as part of the Advisor's Edge.

  DFA Small Value Portfolio seeks to achieve long-term capital appreciation by investing in common stocks of U.S. companies that are value stocks, primarily because they have a high book value in relation to their market value (a "book to market ratio"), and whose market capitalizations are smaller than that of the company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange. A company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the New York Stock Exchange.

  DFA Large Value Portfolio seeks to achieve longer term capital appreciation by investing in common stocks of U.S. companies that are value stocks, primarily because they have a high book value in relation to their market value (a "book to market ratio"), and whose market capitalizations are smaller than that of the company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange.

  DFA International Value Portfolio seeks to achieve long-term capital appreciation by investing in value stocks of large non-U.S. companies. Securities are considered value stocks primarily because a company's shares at the time of purchase have a book to market ratio that equals or exceeds the ratios of any of the 30% of companies in that county with the highest positive book to market ratios.

  DFA International Small Portfolio seeks to achieve long-term capital appreciation. This Portfolio provides investors with access to securities portfolios consisting of small Japanese, United Kingdom, Continental, and Pacific Rim companies. The Portfolio seeks to achieve its investment objective by investing its assets in a broad and diverse group of marketable stocks of (1) Japanese small companies that are traded in the Japanese securities markets; (2) United Kingdom small companies that are traded principally on the International Stock Exchange of the United Kingdom and the Republic of Ireland; (3) small companies organized under the laws of certain European countries; and (4) small companies located in Australia, New Zealand, and Asian countries whose shares are traded principally on the securities markets located in those countries. As of March 1, 1999, Malaysian securities constitute approximately 3.62% of the net assets value of the DFA International Small Portfolio. As of September 10, 1998, the DFA International Small Portfolio discontinued further investment in such securities as a consequence of certain restrictions imposed by the Malaysian government on the repatriation of assets of foreign investors such as the Portfolio. The Portfolio presently values such securities at current market prices, discounting the U.S. dollar-ringgit currency exchange rate. Pending further clarification from Malaysian regulatory authorities regarding the controls discussed above, the Portfolio treats its investments in Malaysian Securities as illiquid. Please refer to the applicable Fund prospectus for details.

  DFA Short-Term Fixed Portfolio seeks to achieve a stable real value (i.e., a return in excess of the rate of inflation) of invested capital with a minimum of risk by investing in U.S. government obligations, U.S. government agency obligations, dollar denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements, and obligations of supranational organizations. Generally, this Portfolio will acquire obligations that mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available.

  DFA Global Bond Portfolio seeks to provide a market rate of return for a global fixed income portfolio with low relative volatility of returns. This Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments and their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community, and European Coal and Steel Community, and corporate debt obligations.

Endeavor Series Trust
Advised by Endeavor Management Co.

Endeavor Series Trust is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objectives and policies. The Fund is organized as a Massachusetts business trust and is registered with the SEC under the 1940 Act. The Fund currently issues shares of thirteen portfolios, three of which are available as part of the Advisor's Edge.

  Dreyfus Small Cap Value Portfolio seeks capital growth by investing in companies with a median capitalization of approximately $750 million, with at least 75% of the Portfolio's investments in companies with capitalizations between $150 million and $1.5 billion. The Dreyfus Corporation serves as the subadviser to the Portfolio.

  Endeavor Enhanced Index Portfolio's investment objective is to earn a total return modestly in excess of the total return performance of the S&P 500 Composite Stock Price Index (including the reinvestment of dividends) ("S&P 500 Index") while maintaining a volatility of return similar to the S&P 500 Index. J.P. Morgan Investment Management, Inc. serves as the subadviser to the Endeavor Enhanced Index Portfolio.

  T. Rowe Price International Stock Portfolio's investment objective is to provide long-term growth of capital through investments primarily in the common stocks of established non-U.S. companies. Rowe Price-Fleming International, Inc. serves as the subadviser to the Portfolio.

The Federated Insurance Series
Advised by Federated Advisors

The Federated Insurance Series is an open-end management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund consists of eight investment portfolios, five of which are available as part of the Advisor's Edge.

  Federated American Leaders Portfolio's primary investment objective is to achieve long-term growth of capital. The Portfolio's secondary objective is to provide income. The Portfolio pursues its investment objectives by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies. This Portfolio was formerly known as the Federated Equity Growth & Income Portfolio.

  Federated Utility Portfolio seeks to achieve high current income and moderate capital appreciation. The Portfolio endeavors to achieve its objective by investing primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies.

  Federated Prime Money Portfolio seeks to provide current income consistent with stability of principal and liquidity. The Portfolio pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less.

  Federated U.S. Government Securities Portfolio seeks to provide current income. Under normal circumstances, the Portfolio pursues its investment objective by investing at least 65% of the value of its total assets in securities issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies, or instrumentalities. This Portfolio was formerly known as the Federated U.S. Government Bond Portfolio.

  Federated High Income Bond Portfolio's investment objective is to seek high current income by investing primarily in a diversified portfolio of professionally managed fixed income securities. The fixed income securities in which the Portfolio intends to invest are lower-rated corporate debt obligations, which are commonly referred to as "junk bonds." Some of these fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income. This Portfolio was formerly known as the Federated Corporate Bond Portfolio.

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC

The Montgomery Funds III is an open-end management investment company organized as a Delaware business trust and registered under the 1940 Act. The Fund consists of three professionally managed investment portfolios, two of which are available as part of the Advisor's Edge. Montgomery Asset Management, LLC ("MAM") was organized as a Delaware limited liability company in 1997 and serves as the Fund's investment advisor. On July 31, 1997, Montgomery Management, L.P., formed in 1990, completed the sale of substantially all of its assets to MAM.

  Montgomery Growth Portfolio's investment objective is capital appreciation, which, under normal conditions, it seeks by investing at least 65% of its total assets in the equity securities of U.S. companies and by targeting companies having total market capitalizations of $1 billion or more.

  Montgomery Emerging Markets Portfolio, under normal conditions, invests at least 65% of its total assets in stock of companies based in the world's developing economies. The Portfolio typically maintains investments in at least six of these countries at all times, with no more than 25% of its assets in any single one of them.

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated

The SteinRoe Variable Investment Trust is an open-end, diversified management investment company organized as a Massachusetts business trust and registered under the 1940 Act. The Fund currently consists of five investment portfolios, one of which is available as part of the Advisor's Edge.

  Stein Roe Special Venture Portfolio, under normal market conditions, invests at least 65% of its assets in common stocks of companies with small market capitalizations. The Portfolio invests in new issuers during periods when new issues are being brought to market. The Portfolio also invests in midcap companies. The Portfolio invests in companies that compete within large and growing markets and that appear to have the ability to grow their market share. To find companies with these characteristics, the portfolio managers seek out companies that are - or, in the portfolio managers' judgment, have the potential to be - a market share leader within their respective industry. They also look for companies with strong management teams that participate in the ownership of the companies.

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.

Strong Variable Insurance Funds, Inc. is an open-end management investment company organized under Wisconsin law and registered under the 1940 Act. The two series issued by the Fund are available as part of the Advisor's Edge.

  Strong International Stock Portfolio's investment objective is to achieve capital growth. This Portfolio seeks to achieve its investment objective by investing primarily in the equity securities of issuers located outside the United States. This Portfolio will invest at least 65% of its total assets in foreign equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, that are issued by companies whose principal headquarters are located outside the United States. Under normal market conditions, this Portfolio expects to invest at least 90% of its net assets in foreign equity securities. This Portfolio will normally invest in securities of issuers located in at least three different countries.

  Strong Schafer Value Portfolio's primary objective is long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in stocks that offer attractive growth potential but that, for a variety of reasons, are either undervalued or have gone unnoticed by the market. The Portfolio is managed with a long-term perspective, and stocks are typically held for two or more years, giving the Portfolio the ability to take full advantage of a company's growth potential. The manager looks for stocks on an above-average growth trend but whose price is selling at a discount to the S&P 500. Schafer Capital Management serves as the subadviser to the Strong Schafer Value Portfolio.

Wanger Advisors Trust
Advised by Wanger Asset Management, L.P.

Wanger Advisors Trust, an open-end management investment company, was organized as a Massachusetts business trust in 1994 and is registered under the 1940 Act. The Fund has made two of its series available as part of the Advisor's Edge. Wanger Asset Management, L.P. is a limited partnership managed by its general partner, Wanger Asset Management, Ltd.

  Wanger U.S. Small Cap Advisor Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in stocks of small and medium-sized U.S. companies. The Portfolio may also invest in debt securities, including lower-rated debt securities, that may be regarded as having speculative characteristics and are commonly referred to as "junk bonds."

  Wanger International Small Cap Advisor Portfolio seeks long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in stocks of small and medium-sized foreign companies. The Portfolio may also invest in debt securities, including lower-rated debt securities, that may be regarded as having speculative characteristics and are commonly referred to as "junk bonds."

Warburg Pincus Trust
Advised by Warburg Pincus Asset Management, Inc.

Warburg Pincus Trust, an open-end management investment company, was organized as a Massachusetts business trust in 1995 and is registered under the 1940 Act. The Fund currently offers four investment portfolios, two of which are available as part of the Advisor's Edge.

  Warburg Pincus International Equity Portfolio's investment objective is to achieve long-term capital appreciation. This Portfolio seeks to achieve its investment objective by investing primarily in equity securities of companies, wherever organized, that in the judgment of the Portfolio's adviser have their principal business activities and interests outside of the United States. This Portfolio will ordinarily invest substantially all its assets - but no less than 65% of its total assets - in common stocks, warrants, and securities convertible into or exchangeable for common stocks. Generally, this Portfolio will hold no less than 65% of its total assets in a least three countries other than the United States. Investment may be made in equity securities of companies of any size, whether traded on or off a national securities exchange.

  Warburg Pincus Small Company Growth Portfolio's investment objective is to achieve capital growth. This Portfolio seeks to achieve its investment objective by investing in a portfolio of equity securities of small-sized domestic companies. This Portfolio will ordinarily invest at least 65% of its total assets in common stocks or warrants of small companies that present attractive opportunities for capital growth. The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. (As of December 31, 1998, the Russell 2000 Index included companies with market capitalizations between $4.4 million and $3.2 billion.) It is anticipated that this Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. This Portfolio's investments will be made on the basis of equity characteristics and securities ratings generally will not be a factor in the selection process.

WRL Series Fund, Inc.
Advised by WRL Investment Management, Inc.

WRL Series Fund, Inc. is a diversified, open-end management investment company that offers a selection of managed investment portfolios. Each portfolio constitutes a separate mutual fund with its own investment objectives and policies. The Fund is registered under the 1940 Act. The Fund currently issues twenty-three portfolios, five of which are available as part of the Advisor's Edge.

  WRL Alger Aggressive Growth Portfolio's investment objective is to achieve long-term capital appreciation. The Portfolio invests primarily in equity securities, such as common stock or preferred stock, or convertible securities. Fred Alger Management, Inc. serves as subadvisor to the WRL Alger Aggressive Growth Portfolio.

  WRL Janus Global Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio invests primarily in common stocks of foreign and domestic issuers and depositary receipts, including American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts. Janus Capital Corporation serves as subadvisor to the WRL Janus Global Portfolio.

  WRL Janus Growth Portfolio's investment objective is to seek growth of capital. The Portfolio invests primarily in common stocks and to a lesser extent in futures. Janus Capital Corporation serves as subadvisor to the WRL Janus Growth Portfolio.

  WRL LKCM Strategic Total Return Portfolio's investment objective is to provide current income, long-term growth of income, and capital appreciation. The Portfolio seeks to achieve its investment objective by investing primarily in common stock, corporate bonds, convertible preferred stocks, corporate convertible bonds, and U.S. Treasury Notes. Luther King Capital Management Corporation serves as subadvisor to the Portfolio.

  WRL J.P. Morgan Real Estate Securities Portfolio seeks long-term total return from investments primarily in equity securities of real estate companies. Total return will consist of realized and unrealized capital gains and losses plus income. The Portfolio seeks to achieve its objective by investing principally in equity securities of real estate companies, which include common stocks and convertible securities. J.P. Morgan Investment Management, Inc. serves as subadvisor to the Portfolio.

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds.

Exchanges Among the Portfolios

Should your investment goals change, you may make unlimited exchanges of money among the Portfolios at no cost, subject to the following conditions:

 . You must make requests for exchanges in writing. AUSA Life will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

 . The minimum amount you may exchange from a Portfolio is $250 (unless the Accumulated Value in a Portfolio is less than $250).

 . The $250 minimum balance requirement per Portfolio must be satisfied at all times unless Purchase Payments are being made by monthly payroll deduction. If you do not maintain the minimum balance requirement, AUSA Life will transfer any remaining amount to your other Portfolios on a pro rata basis.

 . AUSA Life does not currently charge a fee for exchanges among the Portfolios, although it reserves the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year.

Dollar-Cost Averaging Option

If you have at least $5,000 of Accumulated Value in the Federated Prime Money Portfolio, you can use the Dollar-Cost Averaging Option to move a specified dollar amount each month from the

Federated Prime Money Portfolio to other Portfolios available under the Contract, subject to the following conditions:

 .  The minimum amount you may exchange under this option is $250.

 .  The maximum amount you may exchange under this option is the Accumulated
   Value in the Federated Prime Money Portfolio when elected, divided by 12.

 .  The transfer date will be the same calendar day each month as the Contract
   Date.

 . AUSA Life will allocate the dollar amount to the Portfolios in the proportions you specify on the appropriate AUSA Life form or, if you specify none, in accordance with your original investment allocation.

 .  If, on any transfer date, the Accumulated Value in the Federated Prime
   Money Portfolio is equal to or less than the amount you have elected to have transferred, AUSA Life will transfer the entire amount and the option will end.

 .  You may change the transfer amount once each Contract Year.

 . You may cancel this option by sending the appropriate AUSA Life form to our Administrative Offices. We must receive the form at least seven days before the next transfer date.

                               A CLOSER LOOK AT

                             Dollar-Cost Averaging

 The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Portfolios each month, more Accumulation Units are credited to a Portfolio if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.


5. EXPENSES

There are charges and expenses associated with the Contract that reduce the return on your investment in the policy.

Mortality and Expense Risk Charge

AUSA Life charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.50% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to AUSA Life's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then AUSA Life will bear the loss.

                               A CLOSER LOOK AT

                     The Mortality and Expense Risk Charge

 AUSA Life assumes mortality risk in two ways. First, where Contract Owners elect an Annuity Payment Option under which AUSA Life guarantees a number of payments over a life or joint lives, AUSA Life assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, AUSA Life assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

 The expense risk that AUSA Life assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, may not be great enough to cover the actual costs of issuing and administering the Contract.


Administrative Expense Charge

AUSA Life assesses each Contract an annual Administrative Expense Charge to cover the cost of issuing and administering each Contract and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Annual Contract Maintenance Fee

AUSA Life charges an Annual Contract Maintenance Fee of $30. The fee is to reimburse AUSA Life for the costs it expects over the life of the Contract for maintaining each Contract and the Separate Account. The fee is deducted proportionately from each of the Portfolios you have selected.

Exchange Fee

Each Contract Year you may make an unlimited number of free Exchanges between Portfolios, provided that after an Exchange no Portfolio may contain a balance of less than $250, except in cases where Purchase Payments are made by monthly payroll deduction. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in each Fund's prospectus and Statement of Additional Information.

6. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on AUSA Life's understanding of the treatment of annuity contracts under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You should consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Contract results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Contract until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS, page 25, and DIVERSIFICATION STANDARDS, page 25.)

                               A CLOSER LOOK AT

                                 Tax Deferral

 Tax deferral means no current tax on earnings in your Contract. The amount you would have paid in income taxes can be left in the Contract and earn money for you.

 One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

 Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.


Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Withdrawal) from a Non-Qualified Contract during the Accumulation Phase, you as Contract Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. This "investment in the contract" can generally be described as the cost of the Contract, and it generally includes all Purchase Payments minus any amounts you have already received under the Contract that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Contract is treated as a partial withdrawal from a Contract. (If you are contemplating using your Contract as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Contract, for tax purposes each payment is deemed to return to you a portion of your investment in the Contract. Since with a Non-Qualified Contract you have already paid taxes on those amounts (the Contract was funded with after-tax dollars), you will not be taxed again on your investment - only on your earnings.

For fixed Annuity Payments from a Non-Qualified Contract, in general, AUSA Life calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. AUSA Life then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Contract, in general, AUSA Life calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, AUSA Life divides the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Contract has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Contracts

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since AUSA Life has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that AUSA Life withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies AUSA Life of that election. In certain situations, AUSA Life will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under an annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Contract (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Contract (note, however, that other penalties may apply); (vi) under an immediate annuity contract (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Contract prior to August 14, 1982; or (viii) under a Contract that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee separates from service.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Contracts, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Contracts issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses or the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Contract, that Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Contract, where an employer purchases a Contract on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue Code).

MULTIPLE-CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-contracts rules through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The transferee's investment in the Contract will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS

A transfer of ownership in a Contract, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Contract Owner considering such a transfer or assignment of a Contract should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each

Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Contract may need to be modified in order to remain in compliance. For these reasons, AUSA Life reserves the right to modify the Contract, as necessary, to maintain the tax-deferred status of the Contract.

We intend to comply with the diversification regulations to assure that the Contract continues to be treated as an annuity contract for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Contracts contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.

403(b) Contracts

AUSA Life will offer Contracts in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Contracts may be found in the Statement of Additional Information.

7. ACCESS TO YOUR MONEY

The value of your Contract can be accessed during the Accumulation Phase -

 .  by making a full or partial withdrawal

 .  by electing an Annuity Payment Option

 .  by your Beneficiary in the form of a Death Benefit

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract. All partial withdrawals must be for at least $500.

On the date AUSA Life receives your request for a full withdrawal, the amount payable is the Surrender Value, which equals the Accumulated Value less any applicable surrender charge and any applicable Premium Taxes incurred but not yet deducted.

To make a withdrawal, send your written request on the appropriate AUSA Life form to our Administrative Offices.

 Because you assume the investment risk under the Contract, the total amount paid upon a full withdrawal of the Contract may be more or less than the total Purchase Payments made (taking prior withdrawals and Surrender Charges into account).

Systematic Withdrawal Option

You may elect to have a specified dollar amount provided to you from your Contract's Accumulated Value on a monthly, quarterly, semiannual, or annual basis. The minimum amount for each Systematic Withdrawal is $100.

You may elect this option by completing a Systematic Withdrawal Request Form.

AUSA Life must receive your Form at least 30 days before the date you want Systematic Withdrawals to begin. AUSA Life will process each Systematic Withdrawal on the date and at the frequency you specified in your Systematic Withdrawal Program Application Form. The start date for Systematic Withdrawals must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Withdrawal Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days' notice, and we also reserve the right to charge a fee for this option.

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250, AUSA Life will transfer the remaining balance to the other Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, AUSA Life may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. AUSA Life would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

Payment of Full or Partial Withdrawal Proceeds

AUSA Life will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which AUSA Life may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 .  an emergency exists as defined by the Securities and Exchange Commission
   (the "SEC"), or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection as a Contract Owner

 . the payment is derived from premiums paid by check, in which case AUSA Life may delay payment until the check has cleared your bank

                            Taxation of Withdrawals

 For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 23, and Penalty Taxes on Certain Early Withdrawals, page 24.

Tax Withholding on Withdrawals

If you do not provide AUSA Life with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires AUSA Life to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

8. PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Federated Prime Money Subaccount, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Contract Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, AUSA Life will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

AUSA Life may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. AUSA Life may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. These returns do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

Non-Standardized Total Return Year-To-Date

AUSA Life may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.

Non-Standardized One Year Return

AUSA Life may show Non-Standardized One Year Return for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentage reported by AUSA Life.

Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return

AUSA Life may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

AUSA Life may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Portfolio. "Yield" refers to the income generated by an investment in Federated Prime Money over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in Federated Prime Money is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than Federated Prime Money for which AUSA Life advertises yield, AUSA Life shall furnish a yield quotation referring to the Portfolio computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

The performance measures discussed above reflect results of the Portfolios and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9. DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, AUSA Life will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and AUSA Life has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.

Paid as a lump sum, the Death Benefit is the greater of:

  (1) the Accumulated Value on the date we receive Due Proof of Death; or

  (2) the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

  (1) the Accumulated Value on the Annuity Date elected by the Beneficiary and approved by AUSA Life; or

  (2) the Adjusted Death Benefit.
The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

                                  DEFINITION

                              Due Proof of Death

 When the term "Due Proof of Death" is used in this prospectus we mean any of the following:

 .  a certified death certificate

 . a certified decree of a court of competent jurisdiction as to the finding of death

 .  a written statement by a medical doctor who attended the deceased

 .  any other proof satisfactory to AUSA Life


Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, AUSA Life will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

                         A Word About Joint Annuitants

 The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

 During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

 During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the Contract application. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before AUSA Life acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to AUSA Life and obtaining approval from AUSA Life. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

 . If there is more than one Beneficiary, each will share in the Death Benefit equally.

 . If one or two or more Beneficiaries have already died, AUSA Life will pay that share of the Death Benefit equally to the survivor(s).

 . If no Beneficiary is living, AUSA Life will pay the proceeds to the Contract Owner.

 . If a Beneficiary dies at the same time as the Annuitant, AUSA Life will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before AUSA Life receives due proof of the Annuitant's death, AUSA Life will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, AUSA Life will pay any remaining Payments Certain to that Beneficiary's named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, AUSA Life must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page 30.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, AUSA Life must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract

Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

AUSA Life will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which AUSA Life may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 . an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection as a Contract Owner

 . the payment is derived from premiums paid by check, in which case AUSA Life may delay payment until the check has cleared your bank.

10. OTHER INFORMATION

AUSA Life Insurance Company, Inc. ("AUSA Life," "We," "Us," "Our")

AUSA Life Insurance Company, Inc. is a stock life insurance company incorporated under the laws of the state of New York on October 3, 1947, with offices at 666 Fifth Avenue, New York, New York 10103. It is principally engaged in offering life insurance and annuity contracts, and is licensed in the District of Columbia and all states except Hawaii.

As of December 31, 1998, AUSA Life had statutory-basis assets of approximately $11.3 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

AUSA Life is a charter member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales, advertising, and servicing of individual life insurance and annuity products. Member companies must undergo a rigorous self- and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

The First Providian Merger. On October 1, 1998, First Providian Life and Health Insurance Company ("First Providian") merged with and into AUSA Life. First Providian was a stock life insurance company incorporated under the laws of the state of New York on March 23, 1970. Upon the merger, First Providian's existence ceased and AUSA Life became the surviving company under the name AUSA Life Insurance Company, Inc. As a result of the merger, the Separate Account became a separate account of AUSA Life. All of the Contracts issued by First Providian before the merger were, at the time of the merger, assumed by AUSA Life. The merger did not affect any provisions of, or rights or obligations under, those Contracts. In approving the merger on May 26, 1998, and May 29, 1998, respectively, the boards of directors of AUSA Life and First Providian determined that the merger of two financially strong stock life insurance companies would result in an overall enhanced capital position and reduced expenses, which, together, would be in the long-term interests of the Contract Owners. On May 26, 1998, 100% of the stockholders of AUSA Life voted to approve the merger, and on May 29, 1998, 100% of the stockholders of First Providian voted to approve the merger. In addition, the New York Insurance Department has approved the merger.

AUSA Life Insurance Company, Inc. Separate Account C

The Separate Account was established by First Providian, a former affiliate of AUSA Life, as a separate account under the laws of the state of New York on November 4, 1994. On October 1, 1998, First Providian, together with the Separate Account, was merged into AUSA Life. The Separate Account survived the merger intact.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

AUSA Life owns the assets of the Separate Account, and the obligations under the Contract are obligations of AUSA Life. These assets are held separately from the other assets of AUSA Life and are not chargeable with liabilities incurred in any other business operation of AUSA Life (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). AUSA Life will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of AUSA Life. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of AUSA Life's general account assets or any other separate account AUSA Life maintains.

The Separate Account has twenty-eight Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the Funds. Additional Subaccounts may be established at AUSA Life's discretion. The Separate Account meets the definition of a "separate account" under Rule O-1(e)(1) of the 1940 Act.

Group Contract

The Contract described here is a group contract, participation in which will be evidenced by a certificate that AUSA Life will issue to the Contract Owner. When the word "Contract" appears in this prospectus, it means the certificate issued to a Contract Owner.

Contract Owner ("You," "Your")

The Contract Owner is the person or persons designated as the Contract Owner in the Contract application to participate in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Payee

The Payee is the Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Right to Cancel Periods

There are two different Right to Cancel Periods depending on whether the Contract is a replacement or not.

Right to Cancel Period for Non-Replacement Contracts

If the Contract is not a replacement of an existing annuity contract or life insurance or endowment policy, the Contract provides for a Right to Cancel Period of 10 days after the Contract Owner receives the Contract plus 5 days for mailing. The Contract Owner may cancel the Contract during the Right to Period by returning it to our Administrative Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499 or to the agent from whom the Contract Owner purchased the Contract or by mailing it to us at P.O. Box 3183, Cedar Rapids, Iowa 52046-3183. Upon cancellation, the Contract is treated as void from the Contract Date and the Contract Owner will receive the Accumulated Value of the Contract as of the day the Contract is received by AUSA Life plus any loads, fees, and Premium Taxes that may have been subtracted to date.

Right to Cancel Period for Replacement Contracts

If the Contract is a replacement of an existing annuity contract or life insurance or endowment policy, a Right to Cancel Period exists for 60 days after the Contract Owner receives the Contract plus 5 days for mailing. Upon cancellation of a replacement Contract, the Contract is treated as void from the Contract Date and the Contract Owner will receive the Accumulated Value of the Contract as of the day the Contract is received by AUSA Life plus any loads, fees, and Premium Taxes that may have been subtracted to date.

Reinstatements

AUSA Life occasionally receives requests to reinstate a Contract whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, AUSA Life will require the Contract Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by AUSA Life). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Contract Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, AUSA Life will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Portfolio. AUSA Life will vote Fund shares as to which no timely instructions are received and those shares held by AUSA Life as to which Contract Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a

Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

AUSA Life retains the right, subject to any applicable law, to make certain changes. AUSA Life reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in AUSA Life's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

AUSA Life may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. AUSA Life will make any new Portfolios available to existing Contract Owners on a basis AUSA Life will determine. AUSA Life may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, AUSA Life may, by appropriate endorsement, make whatever changes in the Contracts may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, AUSA Life may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Year 2000 Readiness Disclosure

In May 1996, AUSA Life adopted and presently has in place a Year 2000 Project Plan (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compliant. As of March 1, 1999, substantially all of AUSA Life's mission-critical systems are Year 2000 compliant. The Plan remains on track as AUSA Life continues with the validation of its mission-critical and non-mission-critical systems, including revalidation testing in 1999. In addition, AUSA Life has undertaken aggressive initiatives to test all systems that interface with any third parties and other business partners. All of these steps are aimed at allowing current operations to remain unaffected by the year 2000 date change.

As of the date of this prospectus, AUSA Life has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

The actions taken by management under the Plan are intended to significantly reduce AUSA Life's risk of a material business interruption based on the Year 2000 issues. It should be noted that the Year 2000 computer problem, and its resolution, is complex and multifaceted, and any company's success cannot be conclusively known until the Year 2000 is reached. In spite of its efforts or results, AUSA Life's ability to function unaffected to and through the Year 2000 may be adversely affected by actions, or failure to act, of third parties beyond our knowledge or control.

This statement is a Year 2000 Readiness Disclosure pursuant to Section 3(9) of the Year 2000 Information and Readiness Disclosure Act, 15 U.S.C. Section 1
(1998).

Financial Statements

The audited statutory-basis financial statements of AUSA Life and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors

Ernst & Young LLP serves as independent auditors for AUSA Life and certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners and audits their financial statements annually.

Legal Matters

The law firm of Jorden Burt Boros Cicchetti Berenson & Johnson LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Contract under the applicable federal securities laws. On behalf of AUSA Life, Gregory E. Miller-Breetz, Esquire, has passed upon all matters of New York law pertaining to the validity of the Contract and AUSA Life's right to issue the Contract.

           TABLE OF CONTENTS FOR THE ADVISOR'S EDGE VARIABLE ANNUITY
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page
                                                                           ----
THE CONTRACT..............................................................   1
  Computation of Variable Annuity Income Payments.........................   1
  Exchanges...............................................................   1
  Exceptions to Charges and to Transactions or Balance Requirements.......   2
  403(b) Contracts........................................................   2
GENERAL MATTERS...........................................................   4
  Non-Participating.......................................................   4
  Misstatement of Age or Sex..............................................   4
  Assignment..............................................................   4
  Annuity Data............................................................   4
  Annual Statement........................................................   5
  Incontestability........................................................   5
  Ownership...............................................................   5
PERFORMANCE INFORMATION...................................................   5
  Money Market Subaccount Yields..........................................   6
  30-Day Yield for Non-Money Market Subaccounts...........................   6
  Standardized Average Annual Total Return for Subaccounts................   6
ADDITIONAL PERFORMANCE MEASURES...........................................   8
  Non-Standardized Cumulative Total Return and Non-Standardized Average
   Annual Total Return....................................................   8
  Non-Standardized Total Return Year-to-Date..............................   9
  Non-Standardized One Year Return........................................  10
  Non-Standardized Adjusted Historical Cumulative Return and Non-
   Standardized Adjusted Historical Average Annual Total Return...........  11
  Individualized Computer Generated Illustrations.........................  22
PERFORMANCE COMPARISONS...................................................  22
SAFEKEEPING OF ACCOUNT ASSETS.............................................  24
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS........................  24
AUSA LIFE.................................................................  25
TAXES.....................................................................  25
STATE REGULATION OF AUSA LIFE.............................................  26
RECORDS AND REPORTS.......................................................  26
DISTRIBUTION OF THE CONTRACTS.............................................  26
LEGAL PROCEEDINGS.........................................................  26
OTHER INFORMATION.........................................................  26
FINANCIAL STATEMENTS......................................................  27

                                   APPENDIX

CONDENSED FINANCIAL INFORMATION

(For the period January 1, 1997 through December 31, 1998)

                                                         DFA           DFA                         DFA
                          DFA Small     DFA Large   International International   DFA Short-     Global    Dreyfus Small
                            Value         Value         Value         Small       Term Fixed      Bond       Cap Value
                         ------------ ------------- ------------- -------------- ------------- ----------- -------------
Accumulation unit value as of:
 Start Date*...........      9.992        9.948        10.000          9.949        10.000        9.990       10.000
 12/31/97..............     12.645       12.242         9.995          7.661        10.426       10.640          N/A
 12/31/98..............     11.733       13.471        11.096          8.006        10.926       11.443        90.24
Number of units Outstanding as of
 12/31/97..............      7,359       12,353        12,955         11,690        30,884        7,312          N/A
 12/31/98..............      4,742        7,122         7,565          7,212         2,584       32,339        2,299
                           Endeavor                   Federated                                 Federated
                           Enhanced        TRP        American    Federated High   Federated   U.S. Gov't    Federated
                            Index     International    Leaders     Income Bond    Prime Money  Securities     Utility
                         ------------ ------------- ------------- -------------- ------------- ----------- -------------
Accumulation unit value as of:
 Start Date*...........      9.991       10.000         9.987         10.020        10.001       10.030       10.008
 12/31/97..............        N/A          N/A         12.30         11.156        10.404       10.751       12.476
 12/31/98..............     13.057       10.541        14.379         11.383        10.831       11.500       14.124
Number of units outstanding as of
 12/31/97..............        N/A          N/A         6,261         45,383           291       22,835        6,250
 12/31/98..............      2,043        2,246        21,099         35,115        10,251       21,492       10,988
                                       Montgomery     Stein Roe                                  Wanger    Wanger Int'l
                          Montgomery    Emerging       Special     Strong Int'l     Strong     U.S. Small    Small Cap
                            Growth       Markets       Venture        Stock      Schafer Value Cap Advisor    Advisor
                         ------------ ------------- ------------- -------------- ------------- ----------- -------------
Accumulation unit value as of:
 Start Date*...........     10.039        9.941         9.030          9.892        10.834       10.031       10.045
 12/31/97..............     12.389        8.827        11.571          8.384           N/A       13.396        9.569
 12/31/98..............     12.669        5.478         9.507          7.931        10.220       14.465       11.060
Number of units outstanding as of
 12/31/97..............      3,049        6,210         2,782          3,581           N/A        4,703        2,280
 12/31/98..............      7,015       11,154           276            343             0        8,428       14,103
                                                                     WRL J.P.
                           Warburg       Warburg      WRL Alger    Morgan Real                               WRL LKCM
                         Pincus Int'l Pincus Small   Aggressive       Estate       WRL Janus    WRL Janus    Strategic
                            Equity     Co. Growth      Growth       Securities      Global       Growth    Total Return
                         ------------ ------------- ------------- -------------- ------------- ----------- -------------
Accumulation unit value as of:
 Start Date*...........      9.880        9.919           N/A            N/A           N/A          N/A          N/A
 12/31/97..............      9.601       13.183           N/A            N/A           N/A          N/A          N/A
 12/31/98..............     10.049       12.724           N/A            N/A           N/A          N/A          N/A
Number of units outstanding as of
 12/31/97..............      1,294        1,348           N/A            N/A           N/A          N/A          N/A
 12/31/98..............        906          125           N/A            N/A           N/A          N/A          N/A

* Date of commencement of operations for the Subaccounts was as follows:
  1/23/97 for DFA Small Value, DFA Large Value, DFA International Value, DFA International Small, and DFA Global Bond; 1/22/97 for Federated Prime Money; 2/21/97 for DFA Short-Term Fixed; 2/26/97 for Montgomery Emerging Markets; 3/7/97 for Federated U.S. Government Securities; 4/1/97 for Strong International Stock, Warburg Pincus International Equity, and Warburg Pincus Small Company Growth; 5/1/97 for Federated American Leaders, Federated Utility, Federated High Income Bond, Montgomery Growth, Stein Roe Special Venture, Wanger U.S. Small Cap Advisor, and Wanger International Small Cap Advisor; 10/14/97 for T. Rowe Price International Stock and Dreyfus Small Cap Value; 10/15/97 for Endeavor Enhanced Index; and 3/27/98 for Strong Schafer Value. As of December 31, 1998, the following Subaccounts had not commenced operations: WRL Alger Aggressive Growth; WRL J.P. Morgan Real Estate Securities; WRL Janus Global; WRL Janus Growth; and WRL LKCM Strategic Total Return. The information presented above reflects operations of the Subaccounts as offered through First Providian Life and Health Insurance Company Separate Account C, which was acquired intact by AUSA Life Insurance Company, Inc. on October 1, 1998.

                       AUSA LIFE INSURANCE COMPANY, INC
                              SEPARATE ACCOUNT C

                      STATEMENT OF ADDITIONAL INFORMATION

                                    for the

                        ADVISOR'S EDGE VARIABLE ANNUITY



                                  Offered by
                       AUSA Life Insurance Company, Inc.
                          (A New York Stock Company)
                            Administrative Offices
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499



This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor's Edge variable annuity contract (the "Contract") offered by AUSA Life Insurance Company, Inc. ("the Company" or "AUSA Life"). You may obtain a copy of the Prospectus dated May 1, 1999, as revised on July 27, 1999, by calling 800-866-6007 or by writing to our Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                     May 1, 1999, Revised July 27, 1999

                               TABLE OF CONTENTS

                                                                                 PAGE
                                                                                 ----
THE CONTRACT...................................................................     1
  Computation of Variable Annuity Income Payments..............................     1
  Exchanges....................................................................     1
  Exceptions to Charges and to Transactions or Balance Requirements............     2
  403(b) Contracts.............................................................     2
GENERAL MATTERS................................................................     4
  Non-Participating............................................................     4
  Misstatement of Age or Sex...................................................     4
  Assignment...................................................................     4
  Annuity Data.................................................................     4
  Annual Statement.............................................................     5
  Incontestability.............................................................     5
  Ownership....................................................................     5
PERFORMANCE INFORMATION........................................................     5
  Money Market Subaccount Yields...............................................     6
  30-Day Yield for Non-Money Market Subaccounts................................     6
  Standardized Average Annual Total Return for Subaccounts.....................     6
ADDITIONAL PERFORMANCE MEASURES................................................     8
  Non-Standardized Cumulative Total Return and Non-Standardized Average
    Annual Total Return........................................................     8
  Non-Standardized Total Return Year-to-Date...................................     9
  Non-Standardized One Year Return.............................................    10
  Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized
    Adjusted Historical Average Annual Total Return............................    11
  Individualized Computer Generated Illustrations..............................    22
PERFORMANCE COMPARISONS........................................................    22
SAFEKEEPING OF ACCOUNT ASSETS..................................................    24
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS.............................    24
AUSA LIFE......................................................................    25
TAXES..........................................................................    25
STATE REGULATION OF AUSA LIFE..................................................    26
RECORDS AND REPORTS............................................................    26
DISTRIBUTION OF THE CONTRACTS..................................................    26
LEGAL PROCEEDINGS..............................................................    26
OTHER INFORMATION..............................................................    26
FINANCIAL STATEMENTS...........................................................    27

                                 THE CONTRACT

In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.


COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

The amounts shown in the Annuity Tables contained in your Contract represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Contract corresponding to the Annuity Payment Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

(a)     =       the Annuity Unit Value for the immediately preceding Business
                Day;

(b)     =       the Net Investment Factor for the day;

(c)     =       the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

(a)     =       any increase or decrease in the value of the Subaccount due to investment results;

(b)     =       a daily charge assessed at an annual rate of 1.25% for the mortality and expense risks assumed by AUSA Life;

(c)     =       a daily charge for the cost of administering the Contract
                corresponding to an annual charge of .15% of the value of the Subaccount plus the Annual Contract Fee.

The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing Subaccount to Annuity Units of any other Subaccount(s) then available. The written request for an Exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the Exchange is to take effect. An Exchange shall result in the same dollar amount as that of the Annuity Payment on the date of Exchange (the "Exchange Date"). Each year you may make an unlimited number of free Exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Exchanges will be made using the Annuity Unit Value for the Subaccounts on the date the written request for Exchange is received. On the Exchange Date, AUSA Life will establish a value for the current Subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing Subaccounts and compute the number of Annuity Units for the new Subaccounts by dividing the Annuity Unit Value of the new Subaccounts into the value previously calculated for the existing Subaccounts.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

AUSA Life may impose reduced sales loads, administrative charges or other deductions from Purchase Payments in certain situations where AUSA Life expects to realize significant economies of scale or other economic benefits with respect to the sales of Contracts. This is possible because sales costs do not increase in proportion to the dollar amount of the Contracts sold. For example, the per-dollar transaction cost for a sale of a Contract equal to $5,000 is generally much higher than the per-dollar cost for a sale of a Contract equal to $1,000,000. As a result, any applicable sales charge declines as a percentage of the dollar amount of Contracts sold as the dollar amount increases.

AUSA Life may also impose reduced sales loads and reduced administrative charges and fees on sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of AUSA Life, its ultimate parent company, and certain of their affiliates and certain sales representatives for the Contract. AUSA Life may also grant waivers or modifications of certain minimum or maximum purchase and transaction amounts or balance requirements in these circumstances.

Notwithstanding the above, any variations in the sales loads, administrative charges or other deductions from Purchase Payments or in the minimum or maximum transaction or balance requirements shall reflect differences in costs or services and shall not be unfairly discriminatory against any person.

403(b) CONTRACTS

Contracts will be offered in connection with retirement plans adopted by public school systems and certain tax-exempt organizations (Code Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code; except, as discussed below and subject to any conditions in an employer's plan, a Contract used in connection with a Section 403(b) Plan offers the same benefits and is subject to the same charges described in the Prospectus.

Under 403(b) Contracts, the Contract Owner and the Annuitant must be the same person. The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from your gross income only if the 403(b) Plan meets certain Code non-discrimination requirements.

Under your 403(b) Contract, you may borrow against your Contract's Surrender Value after the first Contract Year. No additional loans will be extended until prior loan balances are paid in full. The loan amount must be at least $1,000 and your Contract must have a minimum vested Accumulated Value of $2,000. The loan amount may not exceed the lesser of (a) or (b), where (a) is 50% of the Contract's vested Accumulated Value on the date on which the loan is made, and
(b) is $50,000 reduced by the excess, if any, of the highest outstanding balance of loans during the one-year period ending on the day before the current loan is made over the outstanding balance of loans on the date of the current loan. If you are married, your spouse must consent in writing to a loan request. This consent must be given within the 90-day period before the loan is to be made.

The loan interest rate is variable, is determined monthly, is based on the Moody's Corporate Bond Yield Averages-Monthly Average Corporates (the "Average"), which is published by Moody's Investors Services, Inc. We will notify you of the initial loan interest rate at the time the loan is made. The initial interest rate may be increased or reduced by us during the life of the loan based on changes of the Average. If a change in the Average would cause the initial loan interest rate (or a subsequent rate that has been previously increased or reduced by us) to be reduced by 0.50% per annum or more, we must reduce the loan interest rate. If a change in the Average would cause the initial loan interest rate (or a subsequent rate that has been previously increased or reduced by us) to be increased by 0.50% per annum, we may increase the loan interest rate at our discretion. In no event will the loan interest rate be greater than the maximum allowed by the insurance regulations of the State of New York.

On the first Business Day of each calendar month, AUSA Life will determine a loan interest rate. The loan interest rate for the calendar month in which the loan is effective will apply for one year from the loan effective date. Annually on the anniversary of the loan effective date, the rate will be adjusted to equal the loan interest rate determined for the month in which the loan anniversary occurs.

Principal and interest on loans must be repaid in substantially level payments, not less frequently than quarterly, over a five year term except for certain loans for the purchase of a principal residence. If the loan interest rate is adjusted, future payments will be adjusted so that the outstanding loan balance is amortized in equal quarterly installments over the remaining term. A $40 processing fees is charged for each loan. The remainder of each repayment will be credited to the individual account.

If a loan payment is not made when due, interest will continue to accrue. The defaulted payment plus accrued interest will be deducted from any future distributions under the Contract and paid to us. Any loan payment which is not made when due, plus interest, will be treated as a distribution, as permitted by law. The loan payment may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. When a loan is made, unless instructed to the contrary by the Annuitant, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios or the guarantees of the General Account Guaranteed Options. The loan amount will be withdrawn on a pro rata basis first from the Portfolios to which Accumulated Value has been allocated, and if that amount is insufficient, collateral will then be transferred from the General Account Guaranteed Options except the Guaranteed Equity Option. As with any withdrawal, Market Value Adjustments or other deductions applicable to amounts allocated to General Account Guaranteed Options may be applied and no amounts may be withdrawn from the Guaranteed Equity Option. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan however, the interest rate credited will never been less than the General Account Guaranteed Option's guaranteed rate of 3%.

A bill in the amount of the quarterly principal and interest will be mailed directly to you in advance of the payment due date. The initial quarterly repayment will be due three months from the loan date. The loan date will be the date that AUSA Life receives the loan request form in good order. Payment is due within 30 calendar days after the due date. Subsequent quarterly installments are based on the first due date.

When repayment of principal is made, Accumulation Units will be reallocated on a current value basis among the same investment Portfolios and/or General Account Guaranteed Options and in the same proportion as when the loan was initially made, unless the Annuitant specifies otherwise. If a repayment in excess of a billed amount is received, the excess will be applied towards the principal portion of the outstanding loan. Payments received which are less than the billed amount will not be accepted and will be returned to you.

If a partial surrender is taken from your individual account due to nonpayment of a billed quarterly installment, the date of the surrender will be the first business day following the 30 calendar day period in which the repayment was due.

Prepayment of the entire loan is allowed. At the time of prepayment, AUSA Life will bill you for any accrued interest. AUSA Life will consider the loan paid when the loan balance and accrued interest are paid.

If the individual account is surrendered or if the Contract Owner dies with an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Surrender Value or the Death Benefit, respectively. If an Annuity Payment Option is elected while there is an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Accumulated Value.

AUSA Life may require that any outstanding loan be paid if the individual account value falls below an amount equal to 25% of total loans outstanding.

The Code requires the aggregation of all loans made to an individual employee under a single employer-sponsored 403(b) Plan. However, since AUSA Life has no information concerning the outstanding loans that you may have with other companies, it will only use the information available under the Contracts issued by AUSA Life.

The Code imposes restrictions on full or partial surrenders from 403(b) individual accounts attributable to Purchase Payments under a salary reduction agreement and to any earnings on the entire 403(b) individual account credited on and after January 1, 1989. Surrenders of these amounts are allowed only if the Contract Owner (a) has died, (b) has become disabled, as defined in the Code, (c) has attained age 59 1/2, or (d) has separated from service.
Surrenders are allowed if the Contract Owner can show "hardship" as defined by the Internal Revenue Service, but the surrender is limited to the lesser of Purchase Payments made on or after January 1, 1989 or the amount necessary to relieve the hardship. Even if a surrender is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

Under the Code, you may request a full or partial surrender of an amount equal to the individual account cash value as of December 31, 1988 (the "grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code surrender restrictions do not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

AUSA Life believes that the Code surrender restrictions do not apply to tax-free transfers pursuant to Revenue Ruling 90-24. AUSA Life further believes that the surrender restrictions will not apply to any "grandfathered" amount transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract.


                                GENERAL MATTERS

NON-PARTICIPATING

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of AUSA Life.

MISSTATEMENT OF AGE OR SEX

AUSA Life may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, AUSA Life will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, AUSA Life will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Contract may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. AUSA Life is not responsible for the validity of any assignment. No assignment will be recognized until AUSA Life receives the appropriate AUSA Life form notifying AUSA Life of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. AUSA Life shall not be liable as to any payment or other settlement made by AUSA Life before receipt of the appropriate AUSA Life form.

ANNUITY DATA

AUSA Life will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to AUSA Life.

ANNUAL STATEMENT

Once each Contract Year, AUSA Life will send you an annual statement of the current Accumulated Value allocated to each Subaccount and any Purchase Payments, charges, Exchanges or withdrawals during the year. This report will also give you any other information required by law or regulation. You may ask for an annual statement like this at any time. We will also send you quarterly statements. However, we reserve the right to discontinue quarterly statements at any time.

INCONTESTABILITY

This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

OWNERSHIP

The Contract Owner on the Contract Date is the Annuitant, unless otherwise specified in the application. The Contract Owner may specify a new Contract Owner by sending us the appropriate AUSA Life form at any time thereafter. The term Contract Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. During the Annuitant's lifetime, all rights and privileges under this Contract may be exercised solely by the Contract Owner. Upon the death of the Contract Owner, ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Contract Owner. If no Owner's Designated Beneficiary has been selected or if no Owner's Designated Beneficiary is living, then the Owner's Designated Beneficiary is the Contract Owner's estate. From time to time AUSA Life may require proof that the Contract Owner is still living.

                            PERFORMANCE INFORMATION

Performance information for the Subaccounts including the yield and effective yield of the Federated Prime Money Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Where applicable in calculating performance information, the Annual Contract Fee is reflected as a percentage equal to the estimated total amount of fees collected during a calendar year divided by the estimated total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the applicable period. (With respect to partial year periods, if any, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.)

Until October 1995, the DFA Large Value Portfolio (formerly DFA Global Value Portfolio) invested its assets in both U.S. and international securities. Depending on the period presented, total return and performance information presented for the DFA Large Value Portfolio may reflect the performance of the Portfolio when it invested in the stocks of both U.S. and international companies. Total return and performance information for the DFA Large Value Portfolio which includes the period prior to October 1995 should not be considered indicative of the Portfolio's future performance.

Where applicable, the following Subaccount inception dates are used in the calculation of performance figures: 1/23/97 for DFA Global Bond Portfolio; 1/23/97 for DFA International Small Portfolio; 1/23/97 for DFA International Value Portfolio; 1/23/97 for DFA Large Value Portfolio; 2/21/97 for DFA Short-Term Fixed Portfolio; 1/23/97 for DFA Small Value Portfolio; 1/22/97 for Federated Prime Money Portfolio; 5/1/97 for Federated American Leaders Portfolio; 5/1/97 for Federated Utility Portfolio; 3/7/97 for Federated U.S. Government Securities Portfolio; 5/1/97 for Federated High Income Bond Portfolio; 5/1/97 for Montgomery Growth Portfolio; 2/26/97 for Montgomery Emerging Markets Portfolio; 5/1/97 for Wanger U.S. Small Cap Advisor Portfolio; 5/1/97 for Wanger International Small Cap Advisor Portfolio; 10/14/97 for Dreyfus Small Cap Value Portfolio; 10/15/97 for Endeavor Enhanced Index Portfolio; 10/14/97 for T. Rowe Price International Portfolio; 5/1/97 for Stein Roe Special Venture Portfolio; 4/1/97 for Strong International Stock Portfolio; 3/27/98 for Strong Schafer Value Portfolio; 4/1/97 for Warburg Pincus International Equity Portfolio; and 4/1/97 for Warburg Pincus Small Company Growth Portfolio. The WRL Alger Aggressive Growth, WRL J.P. Morgan Real Estate Securities, WRL Janus Global, WRL Janus Growth, and WRL LKCM Strategic Total Return Subaccounts had not commenced operations as of 12/31/98.

Where applicable, the following Fund inception dates are used in the calculation of performance figures: 1/12/95 for DFA Global Bond Portfolio; 9/29/95 for DFA International Small Portfolio; 9/29/95 for DFA International Value Portfolio; 1/12/95 for DFA Large Value Portfolio; 9/29/95 for DFA Short-Term Fixed Portfolio; 9/29/95 for DFA Small Value Portfolio; 11/21/94 for Federated Prime Money Portfolio; 2/13/94 for Federated American Leaders Portfolio; 2/10/94 for Federated Utility Portfolio; 3/29/94 for Federated U.S. Government Securities Portfolio; 2/2/94 for Federated High Income Bond Portfolio; 2/12/96 for Montgomery Growth Portfolio; 2/5/96 for Montgomery Emerging Markets Portfolio; 5/3/95 for Wanger U.S. Small Cap Advisor Portfolio; 5/3/95 for Wanger International Small Cap Advisor Portfolio; 10/31/95 for Strong International Stock Portfolio; 6/30/95 for Warburg Pincus International Equity Portfolio; 6/30/95 for Warburg Pincus Small Company Growth Portfolio; 10/31/97 for Strong Schafer Value Portfolio; 4/8/91 for T. Rowe Price International Stock Portfolio; 5/4/93 for Dreyfus Small Cap Value Portfolio; 5/1/97 for Endeavor Enhanced Index Portfolio; 3/1/94 for WRL Alger Aggressive Growth Portfolio; 5/1/98 for WRL J.P. Morgan Real Estate Securities Portfolio; 12/31/92 for WRL Janus Global Portfolio; 10/2/86 for WRL Janus Growth Portfolio; and 3/1/93 for WRL LKCM Strategic Total Return Portfolio.

FEDERATED PRIME MONEY PORTFOLIO SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by /365/7/, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [((Base Period Return)+1)/365/7/]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b + 1)/6/-1]
                                       ---
                                       cd

Where:

  [a] equals the net investment income earned during the period by the Portfolio attributable to shares owned by a Subaccount;
  [b]   equals the expenses accrued for the period (net of reimbursement);
  [c]   equals the average daily number of Units outstanding during the period;
        and
  [d] equals the maximum offering price per Accumulation Unit on the last day of the period.


Yield on a Subaccount is earned from the increase in net asset value of shares of the Portfolio in which the Subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the Subaccounts, AUSA Life will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                                  P(1+T)/n/=ERV

Where:

(1) [P]   equals a hypothetical initial Purchase Payment of $1,000;

(2) [T]   equals an average annual total return;

(3) [n]   equals the number of years; and

(4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the period (or fractional portion thereof).

The following table show the Standardized Average Annual Total Return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 1998.


                   STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1998

                                             Since
                                           Subaccount
Subaccount                        One Year Inception
----------                        -------- ----------
DFA Small Value.................   -7.24%    8.63%
DFA Large Value.................   10.01%   16.92%
DFA International Value.........   10.99%    5.49%
DFA International Small.........    7.04%  -10.64%
DFA Short-Term Fixed............    4.77%    4.86%
DFA Global Bond.................    7.52%    7.24%
Federated Prime Money...........    4.11%    4.17%
Federated American Leaders......   16.84%   24.39%
Federated US Gov't Securities...    6.94%    7.78%
Federated Utility...............   13.19%   22.91%
Federated High Income Bond......    2.01%    7.92%
Wanger Int'l Small Cap..........   15.55%    5.91%
Wanger US Small Cap.............    7.96%   24.51%
Montgomery Emerg Mkt............  -37.96%  -27.65%
Montgomery Growth...............    2.24%   14.94%
Stein Roe Special Venture.......  -17.86%   -2.60%
Strong Int'l Stock..............   -5.42%  -11.88%
Warburg Pincus Int'l Equity.....    4.64%    0.95%
Warburg Pincus Small Co Growth..   -3.51%   15.26%
Dreyfus Small Cap Value.........   -2.83%   -7.97%
Endeavor Enhanced Index.........   30.51%   24.70%

Strong Schafer Value............     N/A    -5.68%
T. Rowe Price Int'l.............   14.67%    4.42%
WRL Alger Agg Growth............     N/A      N/A
WRL JP Morgan Real Est..........     N/A      N/A
WRL Janus Global................     N/A      N/A
WRL Janus Growth................     N/A      N/A
WRL LKCM Strategic Tot Rtn......     N/A      N/A

                        ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

AUSA Life may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. AUSA Life may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.


                   NON-STANDARDIZED CUMULATIVE TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1998

                                             Since
                                           Subaccount
Subaccount                        One Year  Inception
----------                        -------- ----------
DFA Small Value.................   -7.21%   17.43%
DFA Large Value.................   10.04%   35.42%
DFA International Value.........   11.01%   10.96%
DFA International Small.........    7.07%  -19.53%
DFA Short-Term Fixed............    4.80%    9.27%
DFA Global Bond.................    7.54%   14.54%
Federated Prime Money...........    4.13%    8.30%
Federated American Leaders......   16.86%   43.97%
Federated US Gov't Securities...    6.96%   14.66%
Federated Utility...............   13.21%   41.12%
Federated High Income Bond......    2.03%   13.61%
Wanger Int'l Small Cap..........   15.58%   10.10%
Wanger US Small Cap.............    7.98%   44.20%
Montgomery Emerg Mkt............  -37.93%  -44.89%
Montgomery Growth...............    2.26%   26.20%
Stein Roe Special Venture.......  -17.84%   -4.26%
Strong Int'l Stock..............   -5.39%  -19.82%
Warburg Pincus Int'l Equity.....    4.67%    1.72%
Warburg Pincus Small Co Growth..   -3.48%   28.28%
Dreyfus Small Cap Value.........   -2.81%   -9.56%
Endeavor Enhanced Index.........   30.54%   30.68%

Strong Schafer Value............     N/A    -5.66%
T. Rowe Price Int'l.............   14.69%    5.42%
WRL Alger Agg Growth............     N/A      N/A
WRL JP Morgan Real Est..........     N/A      N/A
WRL Janus Global................     N/A      N/A
WRL Janus Growth................     N/A      N/A
WRL LKCM Strategic Tot Rtn......     N/A      N/A

                 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 1998

                                             Since
                                           Subaccount
Subaccount                       One Year  Inception
----------                       --------  ----------
DFA Small Value.................   -7.21%    8.65%
DFA Large Value.................   10.04%   16.94%
DFA International Value.........   11.01%    5.52%
DFA International Small.........    7.07%  -10.61%
DFA Short-Term Fixed............    4.80%    4.89%
DFA Global Bond.................    7.54%    7.26%
Federated Prime Money...........    4.13%    4.20%
Federated American Leaders......   16.86%   24.41%
Federated US Gov't Securities...    6.96%    7.81%
Federated Utility...............   13.21%   22.93%
Federated High Income Bond......    2.03%    7.95%
Wanger Int'l Small Cap..........   15.58%    5.94%
Wanger US Small Cap.............    7.98%   24.53%
Montgomery Emerg Mkt............  -37.93%  -27.62%
Montgomery Growth...............    2.26%   14.97%
Stein Roe Special Venture.......  -17.84%   -2.57%
Strong Int'l Stock..............   -5.39%  -11.86%
Warburg Pincus Int'l Equity.....    4.67%    0.98%
Warburg Pincus Small Co Growth..   -3.48%   15.28%
Dreyfus Small Cap Value.........   -2.81%   -7.94%
Endeavor Enhanced Index.........   30.54%   24.73%
Strong Schafer Value............     N/A    -5.66%
T. Rowe Price Int'l.............   14.69%    4.44%
WRL Alger Agg Growth............     N/A      N/A
WRL JP Morgan Real Est..........     N/A      N/A
WRL Janus Global................     N/A      N/A
WRL Janus Growth................     N/A      N/A
WRL LKCM Strategic Tot Rtn......     N/A      N/A

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

AUSA Life may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.

                  NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

                                                       Total Return
                                                        YTD as of
Subaccount                                               12/31/98
----------                                             ------------
DFA Small Value                                           -7.21%
DFA Large Value                                           10.04%
DFA International Value                                   11.01%
DFA International Small                                    7.07%
DFA Short-Term Fixed                                       4.80%
DFA Global Bond                                            7.54%
Federated Prime Money                                      4.13%
Federated American Leaders                                16.86%
Federated US Gov't Securities                              6.96%
Federated Utility                                         13.21%
Federated High Income Bond                                 2.03%
Wanger Int'l Small Cap                                    15.58%
Wanger US Small Cap                                        7.98%
Montgomery Emerg Mkt                                     -37.93%
Montgomery Growth                                          2.26%
Stein Roe Special Venture                                -17.84%
Strong Int'l Stock                                        -5.39%
Warburg Pincus Int'l Equity                                4.67%
Warburg Pincus Small Co Growth                            -3.48%
Dreyfus Small Cap Value                                   -2.81%
Endeavor Enhanced Index                                   30.54%
Strong Schafer Value                                        N/A
T. Rowe Price Int'l                                       14.69%
WRL Alger Agg Growth                                        N/A
WRL JP Morgan Real Est                                      N/A
WRL Janus Global                                            N/A
WRL Janus Growth                                            N/A
WRL LKCM Strategic Tot Rtn                                  N/A

NON-STANDARDIZED ONE YEAR RETURN

AUSA Life may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.

                       NON-STANDARDIZED ONE YEAR RETURN

                                   1998     1997     1996    1995
                                  -------  -------  ------  ------
DFA Small Value.................   -7.21%   29.60%  21.26%    N/A
DFA Large Value.................   10.04%   28.39%  17.72%    N/A
DFA International Value.........   11.01%   -2.86%   6.41%    N/A
DFA International Small.........    7.07%  -25.56%  -0.39%    N/A
DFA Short-Term Fixed............    4.80%    5.00%   4.51%    N/A
DFA Global Bond.................    7.54%    7.09%   8.27%    N/A
Federated Prime Money...........    4.13%    4.26%   4.08%   4.46%
Federated American Leaders......   16.86%   31.48%  20.78%  34.02%
Federated US Gov't Securities...    6.96%    7.88%   3.52%   7.53%
Federated Utility...............   13.21%   25.81%  10.84%  23.88%
Federated High Income Bond......    2.03%   13.09%  13.57%  17.95%
Wanger Int'l Small Cap..........   15.58%   -2.10%  31.15%    N/A
Wanger US Small Cap.............    7.98%   28.57%  45.63%    N/A
Montgomery Emerg Mkt............  -37.93%   -1.22%    N/A     N/A
Montgomery Growth...............    2.26%   27.74%    N/A     N/A
Stein Roe Special Venture.......  -17.84%     N/A     N/A     N/A
Strong Int'l Stock..............   -5.39%  -14.08%   9.67%    N/A
Warburg Pincus Int'l Equity.....    4.67%   -2.89%   9.32%    N/A
Warburg Pincus Small Co Growth..   -3.48%   14.89%  13.18%    N/A
Dreyfus Small Cap Value.........   -2.81%   24.76%  24.83%  13.32%
Endeavor Enhanced Index.........   30.54%     N/A     N/A     N/A
Strong Schafer Value............    1.50%     N/A     N/A     N/A
T. Rowe Price Int'l.............   14.69%    1.95%  14.49%   9.66%
WRL Alger Agg Growth............   47.75%   23.12%   9.73%  37.15%
WRL JP Morgan Real Est..........     N/A      N/A     N/A     N/A
WRL Janus Global................   29.19%   17.99%  26.92%  22.28%
WRL Janus Growth................   63.45%   16.79%  17.21%  46.20%
WRL LKCM Strategic Tot Rtn......    8.93%   21.08%  14.26%  23.86%

NON-STANDARDIZED ADJUSTED HISTORICAL CUMULATIVE RETURN AND NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

AUSA Life may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

      ADJUSTED HISTORICAL CUMULATIVE RETURNS FOR PERIODS ENDING 12/31/98
                      (BASED ON SINGLE INITIAL PURCHASE)

                                                           Total
                                                        Since Fund
                                  1 Year   3 Year   Inception Year-End
                                  -------  -------  -------------------
DFA Small Value.................   -7.21%   45.82%        43.30%
DFA Large Value.................   10.04%   66.31%        99.91%
DFA International Value.........   11.01%   14.74%        20.91%
DFA International Small.........    7.07%  -20.61%       -20.03%
DFA Short-Term Fixed............    4.80%   15.01%        16.32%
DFA Global Bond.................    7.54%   24.69%        40.71%
Federated Prime Money...........    4.13%   13.00%        18.48%
Federated American Leaders......   16.86%   85.58%       145.56%
Federated US Gov't Securities...    6.96%   19.45%        31.03%
Federated Utility...............   13.21%   57.87%        87.94%
Federated High Income Bond......    2.03%   31.05%        48.18%
Wanger Int'l Small Cap..........   15.58%   48.39%       102.27%
Wanger US Small Cap.............    7.98%  102.19%       134.14%
Montgomery Emerg Mkt............  -37.93%     N/A        -35.57%
Montgomery Growth...............    2.26%     N/A         65.38%
Strong Int'l Stock..............   -5.39%  -10.85%        -8.64%
Warburg Pincus Int'l Equity.....    4.67%   11.12%        18.87%
Warburg Pincus Small Co Growth..   -3.48%   25.50%        56.51%
Dreyfus Small Cap Value.........   -2.81%   51.36%        86.32%
Endeavor Enhanced Index.........   30.54%     N/A         59.75%
Strong Schafer Value............    1.50%     N/A          2.20%
T. Rowe Price Int'l.............   14.69%   33.88%        62.39%
WRL Alger Agg Growth............   47.75%   99.62%       168.85%
WRL JP Morgan Real Est..........     N/A      N/A        -15.26%
WRL Janus Global................   29.19%   93.47%       221.18%
WRL Janus Growth................   63.45%  123.74%       846.88%
WRL LKCM Strategic Tot Rtn......    8.93%   50.70%       108.22%

 ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/98
                      (BASED ON SINGLE INITIAL PURCHASE)

                                                           Total
                                                        Since Fund
                                  1 Year   3 Year   Inception Year-End
                                  -------  -------  -------------------
DFA Small Value.................   -7.21%   13.40%         11.68%
DFA Large Value.................   10.04%   18.48%         19.06%
DFA International Value.........   11.01%    4.69%          6.00%
DFA International Small.........    7.07%   -7.41%         -6.63%
DFA Short-Term Fixed............    4.80%    4.77%          4.75%
DFA Global Bond.................    7.54%    7.63%          8.98%
Federated Prime Money...........    4.13%    4.16%          4.20%
Federated American Leaders......   16.86%   22.89%         20.17%
Federated US Gov't Securities...    6.96%    6.10%          5.84%
Federated Utility...............   13.21%   16.44%         13.77%
Federated High Income Bond......    2.03%    9.43%          8.47%

Wanger Int'l Small Cap..........   15.58%   14.06%         21.19%
Wanger US Small Cap.............    7.98%   26.45%         26.12%
Montgomery Emerg Mkt............  -37.93%     N/A         -14.01%
Montgomery Growth...............    2.26%     N/A          18.99%
Strong Int'l Stock..............   -5.39%   -3.76%         -2.78%
Warburg Pincus Int'l Equity.....    4.67%    3.58%          5.05%
Warburg Pincus Small Co Growth..   -3.48%    7.87%         13.63%
Dreyfus Small Cap Value.........   -2.81%   14.82%         11.61%
Endeavor Enhanced Index.........   30.54%     N/A          32.41%
Strong Schafer Value............    1.50%     N/A           1.79%
T. Rowe Price Int'l.............   14.69%   10.21%          6.47%
WRL Alger Agg Growth............   47.75%   25.91%         22.68%
WRL JP Morgan Real Est..........     N/A      N/A         -21.95%
WRL Janus Global................   29.19%   24.61%         21.16%
WRL Janus Growth................   63.45%   30.79%         20.13%
WRL LKCM Strategic Tot Rtn......    8.93%   14.65%         13.39%


Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.



                           HYPOTHETICAL ILLUSTRATIONS

                                DFA Small Value

                 $50,000 Single Purchase Payment Made
                         December 31, 1995
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1995       $50,000      $50,000      N/A       N/A          N/A
12/31/1996       $50,000      $60,630    21.26%    21.26%       21.26%
12/31/1997       $50,000      $78,578    29.60%    25.36%       57.16%
12/31/1998       $50,000      $72,910    -7.21%    13.40%       45.82%

                  $2,000 Purchase Payment Made December 31, 1995
                        and Yearly December 31st Thereafter
            ----------------------------------------------------------
            Values prior to current
            year's purchase payment          Non-Standardized
            -----------------------  ---------------------------------
                                          One             Average
                                          Year            Annual
            Cumulative  Accumulated      Total             Total
   Date      Payment       Value         Return           Return
----------  ----------  -----------  --------------  -----------------
12/31/1995      $2,000       $2,000            N/A                N/A
12/31/1996      $4,000       $4,425          21.26%             21.26%
12/31/1997      $6,000       $7,735          29.60%             26.57%
12/31/1998      $8,000       $9,177          -7.21%              9.23%


                                DFA Large Value

                 $50,000 Single Purchase Payment Made
                          December 31, 1995
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1995       $50,000      $50,000      N/A       N/A          N/A
12/31/1996       $50,000      $58,858    17.72%    17.72%       17.72%
12/31/1997       $50,000      $75,568    28.39%    22.94%       51.14%
12/31/1998       $50,000      $83,153    10.04%    18.48%       66.31%


                  $2,000 Purchase Payment Made December 31, 1995
                       and Yearly December 31st Thereafter
            ----------------------------------------------------------
            Values prior to current
            year's purchase payment          Non-Standardized
            -----------------------  ---------------------------------
                                          One             Average
                                          Year            Annual
            Cumulative  Accumulated      Total             Total
   Date      Payment       Value         Return           Return
----------  ----------  -----------  --------------  -----------------
12/31/1995      $2,000      $ 2,000            N/A                N/A
12/31/1996      $4,000      $ 4,354          17.72%             17.72%
12/31/1997      $6,000      $ 7,591          28.39%             24.51%
12/31/1998      $8,000      $10,352          10.04%             17.48%

                            DFA International Value

                 $50,000 Single Purchase Payment Made
                         December 31, 1995
              ------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1995       $50,000      $50,000      N/A       N/A          N/A
12/31/1996       $50,000      $53,206     6.41%     6.41%        6.41%
12/31/1997       $50,000      $51,681    -2.86%     1.67%        3.36%
12/31/1998       $50,000      $57,372    11.01%     4.69%       14.74%
                $2,000 Purchase Payment Made December 31, 1995
                     and Yearly December 31st  Thereafter
            -------------------------------------------------------
             Values prior to current
             year's purchase payment       Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1995      $2,000         $2,000       N/A                N/A
12/31/1996      $4,000         $4,128      6.41%              6.41%
12/31/1997      $6,000         $6,010     -2.86%              0.17%
12/31/1998      $8,000         $8,672     11.01%              5.40%


                            DFA International Small

                 $50,000 Single Purchase Payment Made
                          December 31, 1995
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1995       $50,000      $50,000      N/A       N/A          N/A
12/31/1996       $50,000      $49,804    -0.39%    -0.39%       -0.39%
12/31/1997       $50,000      $37,073   -25.56%   -13.89%      -25.85%
12/31/1998       $50,000      $39,693     7.07%    -7.41%      -20.61%


                $2,000 Purchase Payment Made December 31, 1995
                     and Yearly December 31st Thereafter
            -------------------------------------------------------
             Values prior to current
             year's purchase payment        Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1995      $2,000         $2,000       N/A                N/A
12/31/1996      $4,000         $3,992     -0.39%             -0.39%
12/31/1997      $6,000         $4,972    -25.56%            -18.25%
12/31/1998      $8,000         $7,323      7.07%             -5.87%


                             DFA Short-Term Fixed

                 $50,000 Single Purchase Payment Made
                          December 31, 1995
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1995       $50,000      $50,000
12/31/1996       $50,000      $52,256     4.51%     4.51%        4.51%
12/31/1997       $50,000      $54,871     5.00%     4.76%        9.74%
12/31/1998       $50,000      $57,503     4.80%     4.77%       15.01%


                $2,000 Purchase Payment Made December 31, 1995
                     and Yearly December 31st Thereafter
            -------------------------------------------------------
             Values prior to current
             year's purchase payment         Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1995      $2,000         $2,000
12/31/1996      $4,000         $4,090      4.51%              4.51%
12/31/1997      $6,000         $6,295      5.00%              4.84%
12/31/1998      $8,000         $8,597      4.80%              4.82%

                                DFA Global Bond

                 $50,000 Single Purchase Payment Made
                         December 31, 1995
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1995       $50,000      $50,000      N/A       N/A          N/A
12/31/1996       $50,000      $54,135     8.27%     8.27%        8.27%
12/31/1997       $50,000      $57,974     7.09%     7.68%       15.95%
12/31/1998       $50,000      $62,346     7.54%     7.63%       24.69%


                $2,000 Purchase Payment Made December 31, 1995
                      and Yearly December 31st Thereafter
            -------------------------------------------------------
             Values prior to current
             year's purchase payment         Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1995      $2,000         $2,000       N/A                N/A
12/31/1996      $4,000         $4,165      8.27%              8.27%
12/31/1997      $6,000         $6,461      7.09%              7.49%
12/31/1998      $8,000         $8,948      7.54%              7.52%

                            Dreyfus Small Cap Value

                 $50,000 Single Purchase Payment Made
                         December 31, 1993
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1993       $50,000      $50,000      N/A       N/A          N/A
12/31/1994       $50,000      $48,787    -2.43%    -2.43%       -2.43%
12/31/1995       $50,000      $55,284    13.32%     5.15%       10.57%
12/31/1996       $50,000      $69,010    24.83%    11.34%       38.02%
12/31/1997       $50,000      $86,098    24.76%    14.55%       72.20%
12/31/1998       $50,000      $83,679    -2.81%    10.85%       67.36%


                $2,000 Purchase Payment Made December 31, 1993
                      and Yearly December 31st Thereafter
            -------------------------------------------------------
             Values prior to current
             year's purchase payment         Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1993     $ 2,000        $ 2,000       N/A                N/A
12/31/1994     $ 4,000        $ 3,951     -2.43%             -2.43%
12/31/1995     $ 6,000        $ 6,478     13.32%              7.76%
12/31/1996     $ 8,000        $10,086     24.83%             15.68%
12/31/1997     $10,000        $14,583     24.76%             18.97%
12/31/1998     $12,000        $16,174     -2.81%             11.86%


                            Endeavor Enhanced Index

                 $50,000 Single Purchase Payment Made
                         December 31, 1997
              ------------------------------------------
              Values prior to current
              year's purchase payment  Non-Standardized
              -----------------------  -----------------
                                         One     Average
                                        Year     Annual    Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
Date           Payment       Value     Return    Return      Return
------------  ----------  -----------  -------   -------   ----------
12/31/1997       $50,000      $50,000      N/A       N/A          N/A
12/31/1998       $50,000      $65,269    30.54%    30.54%       30.54%


                $2,000 Purchase Payment Made December 31, 1997
                     and Yearly December 31st Thereafter
            ------------------------------------------------------
            Values prior to current
            year's purchase payment         Non-Standardized
            -------------------------  ---------------------------
                                         One          Average
                                         Year          Annual
            Cumulative   Accumulated    Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  --------   ----------------
12/31/1997      $2,000         $2,000       N/A                N/A
12/31/1998      $4,000         $4,611     30.54%             30.54%

                          T. Rowe Price International

                 $50,000 Single Purchase Payment Made
                          December 31, 1991
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1991       $50,000      $50,000      N/A       N/A          N/A
12/31/1992       $50,000      $47,882    -4.24%    -4.24%       -4.24%
12/31/1993       $50,000      $56,367    17.72%     6.18%       12.73%
12/31/1994       $50,000      $52,825    -6.29%     1.85%        5.65%
12/31/1995       $50,000      $57,925     9.66%     3.75%       15.85%
12/31/1996       $50,000      $66,320    14.49%     5.81%       32.64%
12/31/1997       $50,000      $67,614     1.95%     5.16%       35.23%
12/31/1998       $50,000      $77,550    14.69%     6.47%       55.10%


                $2,000 Purchase Payment Made December 31, 1991
                     and Yearly December 31st Thereafter
             -----------------------------------------------------
             Values prior to current
             year's purchase payment         Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1991     $ 2,000        $ 2,000       N/A                N/A
12/31/1992     $ 4,000        $ 3,915     -4.24%             -4.24%
12/31/1993     $ 6,000        $ 6,609     17.72%              9.83%
12/31/1994     $ 8,000        $ 8,194     -6.29%              1.60%
12/31/1995     $10,000        $10,985      9.66%              4.70%
12/31/1996     $12,000        $14,577     14.49%              7.74%
12/31/1997     $14,000        $16,861      1.95%              6.14%
12/31/1998     $16,000        $21,339     14.69%              8.09%


                      Federated American Leaders Portfolio

                 $50,000 Single Purchase Payment Made
                         December 31, 1994
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1994       $50,000     $ 50,000      N/A       N/A          N/A
12/31/1995       $50,000     $ 67,009    34.02%    34.02%       34.02%
12/31/1996       $50,000     $ 80,936    20.78%    27.23%       61.87%
12/31/1997       $50,000     $106,414    31.48%    28.63%      112.83%
12/31/1998       $50,000     $124,356    16.86%    25.58%      148.71%


                $2,000 Purchase Payment Made December 31, 1994
                      and Yearly December 31st Thereafter
             ------------------------------------------------------
             Values prior to current
             year's purchase payment         Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1994     $ 2,000        $ 2,000       N/A                N/A
12/31/1995     $ 4,000        $ 4,680     34.02%             34.02%
12/31/1996     $ 6,000        $ 7,653     20.78%             25.40%
12/31/1997     $ 8,000        $12,062     31.48%             28.18%
12/31/1998     $10,000        $16,096     16.86%             24.00%

                      Federated High Income Bond Portfolio

                 $50,000 Single Purchase Payment Made
                          December 31, 1994
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1994       $50,000      $50,000      N/A       N/A          N/A
12/31/1995       $50,000      $58,975    17.95%    17.95%       17.95%
12/31/1996       $50,000      $66,977    13.57%    15.74%       33.95%
12/31/1997       $50,000      $75,747    13.09%    14.85%       51.49%
12/31/1998       $50,000      $77,288     2.03%    11.50%       54.58%


                $2,000 Purchase Payment Made December 31, 1994
                      and Yearly December 31st Thereafter
            -------------------------------------------------------
             Values prior to current
             year's purchase payment         Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1994     $ 2,000        $ 2,000       N/A                N/A
12/31/1995     $ 4,000        $ 4,359     17.95%             17.95%
12/31/1996     $ 6,000        $ 6,950     13.57%             15.08%
12/31/1997     $ 8,000        $ 9,861     13.09%             14.13%
12/31/1998     $10,000        $12,061      2.03%              9.38%

                        Federated Prime Money Portfolio

                 $50,000 Single Purchase Payment Made
                         December 31, 1994
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1994       $50,000      $50,000      N/A       N/A          N/A
12/31/1995       $50,000      $52,232     4.46%     4.46%        4.46%
12/31/1996       $50,000      $54,361     4.08%     4.27%        8.72%
12/31/1997       $50,000      $56,679     4.26%     4.27%       13.36%
12/31/1998       $50,000      $59,022     4.13%     4.23%       18.04%


                $2,000 Purchase Payment Made December 31, 1994
                    and Yearly December 31st  Thereafter
            -------------------------------------------------------
             Values prior to current
             year's purchase payment         Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1994     $ 2,000        $ 2,000       N/A                N/A
12/31/1995     $ 4,000        $ 4,089      4.46%              4.46%
12/31/1996     $ 6,000        $ 6,256      4.08%              4.21%
12/31/1997     $ 8,000        $ 8,523      4.26%              4.24%
12/31/1998     $10,000        $10,875      4.13%              4.20%

                      Federated U.S. Government Securities

                 $50,000 Single Purchase Payment Made
                         December 31, 1994
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1994       $50,000      $50,000      N/A     N/A            N/A
12/31/1995       $50,000      $53,766     7.53%     7.53%        7.53%
12/31/1996       $50,000      $55,660     3.52%     5.51%       11.32%
12/31/1997       $50,000      $60,044     7.88%     6.29%       20.09%
12/31/1998       $50,000      $64,224     6.96%     6.46%       28.45%


                $2,000 Purchase Payment Made December 31, 1994
                       and Yearly December 31st Thereafter
            -------------------------------------------------------
             Values prior to current
             year's purchase payment          Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1994     $ 2,000        $ 2,000       N/A                N/A
12/31/1995     $ 4,000        $ 4,151      7.53%              7.53%
12/31/1996     $ 6,000        $ 6,297      3.52%              4.87%
12/31/1997     $ 8,000        $ 8,793      7.88%              6.33%
12/31/1998     $10,000        $11,405      6.96%              6.58%

                          Federated Utility Portfolio

                 $50,000 Single Purchase Payment Made
                         December 31, 1994
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1994       $50,000      $50,000      N/A       N/A          N/A
12/31/1995       $50,000      $61,942    23.88%    23.88%       23.88%
12/31/1996       $50,000      $68,654    10.84%    17.18%       37.31%
12/31/1997       $50,000      $86,377    25.81%    19.99%       72.75%
12/31/1998       $50,000      $97,789    13.21%    18.26%       95.58%


                $2,000 Purchase Payment Made December 31, 1994
                       and Yearly December 31st Thereafter
            -------------------------------------------------------
             Values prior to current
             year's purchase payment         Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1994     $ 2,000        $ 2,000       N/A                N/A
12/31/1995     $ 4,000        $ 4,478     23.88%             23.88%
12/31/1996     $ 6,000        $ 6,963     10.84%             15.27%
12/31/1997     $ 8,000        $10,760     25.81%             20.16%
12/31/1998     $10,000        $14,182     13.21%             17.55%

                               Montgomery Growth

                 $50,000 Single Purchase Payment Made
                         December 31, 1996
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1996       $50,000      $50,000      N/A       N/A          N/A
12/31/1997       $50,000      $63,869    27.74%    27.74%       27.74%
12/31/1998       $50,000      $65,314     2.26%    14.29%       30.63%


                $2,000 Purchase Payment Made December 31, 1996
                      and Yearly December 31st Thereafter
            -------------------------------------------------------
             Values prior to current
             year's purchase payment         Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1996      $2,000         $2,000       N/A                N/A
12/31/1997      $4,000         $4,555     27.74%             27.74%
12/31/1998      $6,000         $6,658      2.26%             10.59%

                          Montgomery Emerging Markets

                 $50,000 Single Purchase Payment Made
                           December 31, 1996
                 ------------------------------------
                 Values prior to current
                 year's purchase payment     Non-Standardized
                 -----------------------     ----------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1996       $50,000      $50,000       N/A       N/A          N/A
12/31/1997       $50,000      $49,388     -1.22%    -1.22%       -1.22%
12/31/1998       $50,000      $30,653    -37.93%   -21.70%      -38.69%

                $2,000 Purchase Payment Made December 31, 1996
                     and Yearly December 31st Thereafter
            -------------------------------------------------------
             Values prior to current
             year's purchase payment         Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1996      $2,000         $2,000       N/A                N/A
12/31/1997      $4,000         $3,976     -1.22%             -1.22%
12/31/1998      $6,000         $4,467    -37.93%            -28.19%

                           Strong International Stock

                 $50,000 Single Purchase Payment Made
                          December 31, 1995
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1995       $50,000      $50,000      N/A       N/A          N/A
12/31/1996       $50,000      $54,835     9.67%     9.67%        9.67%
12/31/1997       $50,000      $47,115   -14.08%    -2.93%       -5.77%
12/31/1998       $50,000      $44,574    -5.39%    -3.76%      -10.85%


                $2,000 Purchase Payment Made December 31, 1995
                       and Yearly December 31st Thereafter
            -------------------------------------------------------
             Values prior to current
             year's purchase payment          Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1995      $2,000         $2,000       N/A                N/A
12/31/1996      $4,000         $4,193      9.67%              9.67%
12/31/1997      $6,000         $5,603    -14.08%             -6.77%
12/31/1998      $8,000         $7,301     -5.39%             -6.07%


                              Strong Schafer Value

                 $50,000 Single Purchase Payment Made
                         December 31, 1997
              ------------------------------------------
              Values prior to current
              year's purchase payment  Non-Standardized
              -----------------------  -----------------
                                         One     Average
                                        Year     Annual    Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
Date           Payment       Value     Return    Return      Return
------------  ----------  -----------  -------   -------   ----------
12/31/1997       $50,000      $50,000      N/A       N/A          N/A
12/31/1998       $50,000      $50,751     1.50%     1.50%        1.50%


                $2,000 Purchase Payment Made December 31, 1997
                       and Yearly December 31st Thereafter
            ------------------------------------------------------
            Values prior to current
            year's purchase payment         Non-Standardized
            -------------------------  ---------------------------
                                         One          Average
                                         Year          Annual
            Cumulative   Accumulated    Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  --------   ----------------
12/31/1997      $2,000         $2,000       N/A                N/A
12/31/1998      $4,000         $4,030      1.50%              1.50%

                         Wanger U.S. Small Cap Advisor

                 $50,000 Single Purchase Payment Made
                         December 31, 1995
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1995       $50,000     $ 50,000      N/A       N/A          N/A
12/31/1996       $50,000     $ 72,815    45.63%    45.63%       45.63%
12/31/1997       $50,000     $ 93,621    28.57%    36.84%       87.24%
12/31/1998       $50,000     $101,093     7.98%    26.45%      102.19%


                $2,000 Purchase Payment Made December 31, 1995
                       and Yearly December 31st Thereafter
            -------------------------------------------------------
             Values prior to current
             year's purchase payment         Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1995      $2,000        $ 2,000       N/A                N/A
12/31/1996      $4,000        $ 4,913     45.63%             45.63%
12/31/1997      $6,000        $ 8,316     28.57%             34.61%
12/31/1998      $8,000        $10,980      7.98%             21.57%

                     Wanger International Small Cap Advisor

                 $50,000 Single Purchase Payment Made
                          December 31, 1995
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1995       $50,000      $50,000      N/A       N/A          N/A
12/31/1996       $50,000      $65,573    31.15%    31.15%       31.15%
12/31/1997       $50,000      $64,197    -2.10%    13.31%       28.39%
12/31/1998       $50,000      $74,195    15.58%    14.06%       48.39%


                $2,000 Purchase Payment Made December 31, 1995
                   and Yearly December 31st  Thereafter
            -------------------------------------------------------
             Values prior to current
             year's purchase payment          Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1995      $2,000         $2,000       N/A                N/A
12/31/1996      $4,000         $4,623     31.15%             31.15%
12/31/1997      $6,000         $6,526     -2.10%              8.52%
12/31/1998      $8,000         $9,542     15.58%             11.88%

                      Warburg Pincus International Equity

                 $50,000 Single Purchase Payment Made
                          December 31, 1995
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1995       $50,000      $50,000      N/A       N/A          N/A
12/31/1996       $50,000      $54,661     9.32%     9.32%        9.32%
12/31/1997       $50,000      $53,081    -2.89%     3.04%        6.16%
12/31/1998       $50,000      $55,558     4.67%     3.58%       11.12%


                $2,000 Purchase Payment Made December 31, 1995
                        and Yearly December 31st Thereafter
            -------------------------------------------------------
             Values prior to current
             year's purchase payment         Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1995      $2,000         $2,000       N/A                N/A
12/31/1996      $4,000         $4,186      9.32%              9.32%
12/31/1997      $6,000         $6,065     -2.89%              1.09%
12/31/1998      $8,000         $8,348      4.67%              2.85%

                      Warburg Pincus Small Company Growth

                 $50,000 Single Purchase Payment Made
                           December 31, 1995
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1995       $50,000      $50,000      N/A       N/A          N/A
12/31/1996       $50,000      $56,588    13.18%    13.18%       13.18%
12/31/1997       $50,000      $65,015    14.89%    14.03%       30.03%
12/31/1998       $50,000      $62,752    -3.48%     7.87%       25.50%


                $2,000 Purchase Payment Made December 31, 1995
                      and Yearly December 31st Thereafter
            -------------------------------------------------------
             Values prior to current
             year's purchase payment         Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1995      $2,000         $2,000       N/A                N/A
12/31/1996      $4,000         $4,264     13.18%             13.18%
12/31/1997      $6,000         $6,898     14.89%             14.29%
12/31/1998      $8,000         $8,658     -3.48%              5.30%

                          WRL Alger Aggressive Growth

                 $50,000 Single Purchase Payment Made
                          December 31, 1994
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1994       $50,000     $ 50,000      N/A       N/A          N/A
12/31/1995       $50,000     $ 68,574    37.15%    37.15%       37.15%
12/31/1996       $50,000     $ 75,249     9.73%    22.68%       50.50%
12/31/1997       $50,000     $ 92,647    23.12%    22.83%       85.29%
12/31/1998       $50,000     $136,885    47.75%    28.63%      173.77%


                $2,000 Purchase Payment Made December 31, 1994
                       and Yearly December 31st Thereafter
            -------------------------------------------------------
             Values prior to current
             year's purchase payment         Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1994     $ 2,000        $ 2,000       N/A                N/A
12/31/1995     $ 4,000        $ 4,743     37.15%             37.15%
12/31/1996     $ 6,000        $ 7,205      9.73%             18.89%
12/31/1997     $ 8,000        $10,870     23.12%             20.87%
12/31/1998     $10,000        $18,061     47.75%             29.93%

                     WRL J.P. Morgan Real Estate Securities

                $50,000 Single Purchase Payment Made
                        December 31, 1998
              -----------------------------------------
              Values prior to current
              year's purchase payment  Non-Standardized
              -----------------------  ----------------
                                         One    Average
                                        Year    Annual   Cumulative
              Cumulative  Accumulated   Total    Total   Fund Total
Date           Payment       Value     Return   Return     Return
------------  ----------  -----------  -------  -------  ----------
12/31/1998       $50,000      $50,000      N/A      N/A         N/A


               $2,000 Purchase Payment Made December 31, 1998
                     and Yearly December 31st Thereafter
            -----------------------------------------------------
            Values prior to current
            year's purchase payment         Non-Standardized
            -------------------------  --------------------------
                                         One         Average
                                         Year         Annual
            Cumulative   Accumulated    Total         Total
   Date      Payment        Value       Return        Return
----------  ----------  -------------  --------  ----------------
12/31/1998      $2,000         $2,000       N/A               N/A

                                WRL Janus Global

                 $50,000 Single Purchase Payment Made
                          December 31, 1992
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1992       $50,000     $ 50,000      N/A       N/A          N/A
12/31/1993       $50,000     $ 67,100    34.20%    34.20%       34.20%
12/31/1994       $50,000     $ 66,835    -0.40%    15.62%       33.67%
12/31/1995       $50,000     $ 81,724    22.28%    17.79%       63.45%
12/31/1996       $50,000     $103,726    26.92%    20.01%      107.45%
12/31/1997       $50,000     $122,389    17.99%    19.61%      144.78%
12/31/1998       $50,000     $158,110    29.19%    21.15%      216.22%


                $2,000 Purchase Payment Made December 31, 1992
                       and Yearly December 31st Thereafter
            -------------------------------------------------------
             Values prior to current
             year's purchase payment         Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1992     $ 2,000        $ 2,000       N/A                N/A
12/31/1993     $ 4,000        $ 4,684     34.20%             34.20%
12/31/1994     $ 6,000        $ 6,665     -0.40%             10.71%
12/31/1995     $ 8,000        $10,150     22.28%             16.12%
12/31/1996     $10,000        $14,883     26.92%             20.00%
12/31/1997     $12,000        $19,561     17.99%             19.40%
12/31/1998     $14,000        $27,270     29.19%             21.75%

                                WRL Janus Growth

                 $50,000 Single Purchase Payment Made
                           December 31, 1986
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1986       $50,000     $ 50,000      N/A       N/A          N/A
12/31/1987       $50,000     $ 55,090    10.18%    10.18%       10.18%
12/31/1988       $50,000     $ 64,931    17.86%    13.96%       29.86%
12/31/1989       $50,000     $ 94,873    46.11%    23.80%       89.75%
12/31/1990       $50,000     $ 94,050    -0.87%    17.11%       88.10%
12/31/1991       $50,000     $149,350    58.80%    24.46%      198.70%
12/31/1992       $50,000     $151,857     1.68%    20.34%      203.71%
12/31/1993       $50,000     $156,890     3.31%    17.75%      213.78%
12/31/1994       $50,000     $142,916    -8.91%    14.03%      185.83%
12/31/1995       $50,000     $208,939    46.20%    17.22%      317.88%
12/31/1996       $50,000     $244,887    17.21%    17.22%      389.77%
12/31/1997       $50,000     $286,009    16.79%    17.18%      472.02%
12/31/1998       $50,000     $467,470    63.45%    20.48%      834.94%


                $2,000 Purchase Payment Made December 31, 1986
                      and Yearly December 31st Thereafter
            -------------------------------------------------------
             Values prior to current
             year's purchase payment          Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1986     $ 2,000       $  2,000       N/A                N/A
12/31/1987     $ 4,000       $  4,204     10.18%             10.18%
12/31/1988     $ 6,000       $  6,954     17.86%             15.14%
12/31/1989     $ 8,000       $ 12,161     46.11%             28.77%
12/31/1990     $10,000       $ 14,056     -0.87%             17.10%
12/31/1991     $12,000       $ 24,321     58.80%             28.08%
12/31/1992     $14,000       $ 26,729      1.68%             21.10%
12/31/1993     $16,000       $ 29,615      3.31%             17.06%
12/31/1994     $18,000       $ 28,977     -8.91%             11.54%
12/31/1995     $20,000       $ 44,364     46.20%             16.81%
12/31/1996     $22,000       $ 53,996     17.21%             16.87%
12/31/1997     $24,000       $ 65,063     16.79%             16.86%
12/31/1998     $26,000       $108,344     63.45%             21.59%

                        WRL LKCM Strategic Total Return

                 $50,000 Single Purchase Payment Made
                           December 31, 1993
              -------------------------------------------
              Values prior to current
              year's purchase payment   Non-Standardized
              -----------------------  ------------------
                                         One     Average
                                         Year     Annual   Cumulative
              Cumulative  Accumulated   Total     Total    Fund Total
    Date       Payment       Value      Return    Return     Return
------------  ----------  -----------  --------  --------  -----------
12/31/1993       $50,000      $50,000      N/A       N/A          N/A
12/31/1994       $50,000      $49,411    -1.18%    -1.18%       -1.18%
12/31/1995       $50,000      $61,203    23.86%    10.64%       22.41%
12/31/1996       $50,000      $69,930    14.26%    11.83%       39.86%
12/31/1997       $50,000      $84,668    21.08%    14.07%       69.34%
12/31/1998       $50,000      $92,231     8.93%    13.03%       84.46%


                $2,000 Purchase Payment Made December 31, 1993
                      and Yearly December 31st Thereafter
            -------------------------------------------------------
             Values prior to current
             year's purchase payment         Non-Standardized
            -------------------------  ----------------------------
                                          One          Average
                                         Year          Annual
            Cumulative   Accumulated     Total          Total
   Date      Payment        Value       Return         Return
----------  ----------  -------------  ---------  -----------------
12/31/1993     $ 2,000        $ 2,000       N/A                N/A
12/31/1994     $ 4,000        $ 3,976     -1.18%             -1.18%
12/31/1995     $ 6,000        $ 6,925     23.86%             14.70%
12/31/1996     $ 8,000        $ 9,913     14.26%             14.49%
12/31/1997     $10,000        $14,002     21.08%             16.90%
12/31/1998     $12,000        $17,253      8.93%             14.42%

Individualized Computer Generated Illustrations

AUSA Life may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Contracts with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

                            PERFORMANCE COMPARISONS

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of AUSA Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each Subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

 .  quality of underlying investments;

 .  average maturity of underlying investments;

 .  type of instruments in which the Portfolio is invested;

 .  changes in interest rates and market value of underlying investments;

 .  changes in Portfolio expenses; and

 .  the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the Subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

 . Dow Jones Industrial Average ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

 . Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

 . Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

 . Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary.
   If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

 . Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

 . Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

 . Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

 .  Morningstar, Inc., an independent rating service that publishes the bi-weekly
   Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

 . Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

 . Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

 . Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

 .  The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                         SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by AUSA Life. The assets are kept physically segregated and held separate and apart from AUSA Life's General Account assets. The General Account contains all of the assets of AUSA Life. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts and the General Account.

               CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of AUSA Life or other insurance companies. Although AUSA Life believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund's prospectus for more information.

                                   AUSA LIFE

On October 1, 1998, First Providian Life & Health Insurance Company ("First Providian") merged with and into the Company. First Providian was a stock life insurance company incorporated under the laws of the State of New York on March 23, 1970. Upon the merger, First Providian's existence ceased and the Company became the surviving company under the name AUSA Life Insurance Company, Inc.
As a result of the merger, the Separate Account became a separate account of the Company. All of the Contracts issued by First Providian before the merger were, at the time of the merger, assumed by the Company. The merger did not affect any provisions of, or rights or obligations under, those Contracts. In approving the merger on May 26, 1998, and May 29, 1998, respectively, the boards of directors of the Company and First Providian determined that the merger of two financially strong stock life insurance companies would result in an overall enhanced capital position and reduced expenses, which, together, would be in the long-term interests of the Contract Owners. On May 26, 1998, 100% of the stockholders of the Company voted to approve the merger, and on May 29, 1998, 100% of the stockholders of First Providian voted to approve the merger. In addition, the New York Insurance Department has approved the merger.

The Company is a direct subsidiary of First AUSA Life Insurance Company and Veterans Life Insurance Company, which, respectively, have 82.33% and 17.67% interests in the Company. Veterans Life Insurance Company is a wholly owned subsidiary of Peoples Benefit Life Insurance Company ("Peoples Benefit"), which in turn is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in Peoples Benefit. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of AEGON USA, Inc. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of AEGON USA, Inc.

The Company is a wholly-owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53.63% interest in AEGON N.V.


                                     TAXES

AUSA Life is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from AUSA Life and its operations form a part of AUSA Life, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to AUSA Life. AUSA Life reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, AUSA Life will not incur New York state or local taxes. If there is a change in state or local tax laws, AUSA Life may make charges for such taxes. AUSA Life does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

AUSA Life will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account.
Such a charge may be made in future years for any federal income taxes AUSA Life incurs. This might become necessary if AUSA Life ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in AUSA Life's tax status. If AUSA Life should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

                         STATE REGULATION OF AUSA LIFE

AUSA Life is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of AUSA Life for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine AUSA Life's contract liabilities and reserves so that the Department may determine if the items are correct. AUSA Life's books and accounts are subject to review by the Department of Insurance at all times. In addition, AUSA Life is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                              RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by AUSA Life. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, AUSA Life will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Contract Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Contract, is ultimately a wholly-owned subsidiary of AEGON N.V. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contract is offered to the public through brokers licensed under the federal securities laws and New York State insurance laws that have entered into agreements with AFSG. The offering of the Contract is continuous and AFSG does not anticipate discontinuing the offering of the Contract. However, AFSG does reserve the right to discontinue the offering of the Contract.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. AUSA Life is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contract and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners for the year ended December 31, 1998, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements of AUSA Life as of December 31, 1998, and 1997, and for each of the three years in the period ended December 31, 1998, including the Reports of Independent Auditors thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners and should be considered only as bearing on the ability of AUSA Life to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.